Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GOLDMAN SACHS TRUST
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000025422
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Class A
Trading Symbol	GSHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly gained, supported by strong corporate earnings and favorable supply/demand dynamics. Credit spreads fluctuated, driven by tariff concerns, potential AI disruption and conflict in the Middle East, but tightened modestly for the Period overall. Fed policy also influenced market sentiment.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,550	$10,000	$10,000	$10,000
3/17	$10,988	$11,506	$11,639	$10,044
3/18	$11,139	$11,664	$12,079	$10,165
3/19	$11,718	$12,270	$12,795	$10,620
3/20	$10,720	$11,225	$11,907	$11,568
3/21	$13,193	$13,814	$14,723	$11,650
3/22	$12,959	$13,570	$14,626	$11,167
3/23	$12,375	$12,958	$14,136	$10,633
3/24	$13,500	$14,136	$15,712	$10,814
3/25	$14,318	$14,992	$16,921	$11,342
3/26	$15,261	$15,980	$18,107	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	6.59%	2.96%	4.80%
Class A including sales charges	1.82%	2.02%	4.32%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.01%	4.22%	6.11%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 2,509,657,493
Holdings Count | Holding	559
Advisory Fees Paid, Amount	$ 14,411,630
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,509,657,493
# of Portfolio Holdings as of Period End	559
Portfolio Turnover Rate for the Period	69%
Total Net Advisory Fees Paid for the Period	$14,411,630

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Diversified Financial Services	9.3%
Oil Field Services	6.0%
Media	4.8%
Insurance	4.7%
Telecommunication Services	4.2%
Commercial Services	4.0%
Retailing	3.9%
Entertainment	3.8%
Pipelines	3.8%
Other	51.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest up to 20% of its net assets in investment grade fixed income securities, including U.S. Government Securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Strategies [Text Block]

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest up to 20% of its net assets in investment grade fixed income securities, including U.S. Government Securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025424
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Class C
Trading Symbol	GSHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$178	1.73%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly gained, supported by strong corporate earnings and favorable supply/demand dynamics. Credit spreads fluctuated, driven by tariff concerns, potential AI disruption and conflict in the Middle East, but tightened modestly for the Period overall. Fed policy also influenced market sentiment.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,900	$10,000	$10,000	$10,000
3/17	$11,288	$11,402	$11,639	$10,044
3/18	$11,360	$11,475	$12,079	$10,165
3/19	$11,861	$11,981	$12,795	$10,620
3/20	$10,789	$10,898	$11,907	$11,568
3/21	$13,175	$13,309	$14,723	$11,650
3/22	$12,846	$12,976	$14,626	$11,167
3/23	$12,155	$12,278	$14,136	$10,633
3/24	$13,161	$13,294	$15,712	$10,814
3/25	$13,880	$14,020	$16,921	$11,342
3/26	$14,685	$14,833	$18,107	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C	5.80%	2.19%	4.02%
Class C including sales charges	4.75%	2.19%	4.02%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.01%	4.22%	6.11%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 2,509,657,493
Holdings Count | Holding	559
Advisory Fees Paid, Amount	$ 14,411,630
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,509,657,493
# of Portfolio Holdings as of Period End	559
Portfolio Turnover Rate for the Period	69%
Total Net Advisory Fees Paid for the Period	$14,411,630

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Diversified Financial Services	9.3%
Oil Field Services	6.0%
Media	4.8%
Insurance	4.7%
Telecommunication Services	4.2%
Commercial Services	4.0%
Retailing	3.9%
Entertainment	3.8%
Pipelines	3.8%
Other	51.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest up to 20% of its net assets in investment grade fixed income securities, including U.S. Government Securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Strategies [Text Block]

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest up to 20% of its net assets in investment grade fixed income securities, including U.S. Government Securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202040
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Class P
Trading Symbol	GGMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly gained, supported by strong corporate earnings and favorable supply/demand dynamics. Credit spreads fluctuated, driven by tariff concerns, potential AI disruption and conflict in the Middle East, but tightened modestly for the Period overall. Fed policy also influenced market sentiment.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,400	$10,525	$10,538
3/20	$9,561	$9,795	$11,479
3/21	$11,793	$12,111	$11,561
3/22	$11,620	$12,031	$11,081
3/23	$11,112	$11,628	$10,551
3/24	$12,159	$12,925	$10,730
3/25	$12,959	$13,918	$11,254
3/26	$13,856	$14,894	$11,744

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	6.92%	3.27%	4.19%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.01%	4.22%	5.14%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 2,509,657,493
Holdings Count | Holding	559
Advisory Fees Paid, Amount	$ 14,411,630
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,509,657,493
# of Portfolio Holdings as of Period End	559
Portfolio Turnover Rate for the Period	69%
Total Net Advisory Fees Paid for the Period	$14,411,630

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Diversified Financial Services	9.3%
Oil Field Services	6.0%
Media	4.8%
Insurance	4.7%
Telecommunication Services	4.2%
Commercial Services	4.0%
Retailing	3.9%
Entertainment	3.8%
Pipelines	3.8%
Other	51.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest up to 20% of its net assets in investment grade fixed income securities, including U.S. Government Securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Strategies [Text Block]

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest up to 20% of its net assets in investment grade fixed income securities, including U.S. Government Securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058957
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Class R
Trading Symbol	GSHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$127	1.23%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly gained, supported by strong corporate earnings and favorable supply/demand dynamics. Credit spreads fluctuated, driven by tariff concerns, potential AI disruption and conflict in the Middle East, but tightened modestly for the Period overall. Fed policy also influenced market sentiment.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$11,460	$11,639	$10,044
3/18	$11,589	$12,079	$10,165
3/19	$12,161	$12,795	$10,620
3/20	$11,115	$11,907	$11,568
3/21	$13,624	$14,723	$11,650
3/22	$13,369	$14,626	$11,167
3/23	$12,711	$14,136	$10,633
3/24	$13,834	$15,712	$10,814
3/25	$14,662	$16,921	$11,342
3/26	$15,590	$18,107	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R	6.33%	2.73%	4.54%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.01%	4.22%	6.11%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 2,509,657,493
Holdings Count | Holding	559
Advisory Fees Paid, Amount	$ 14,411,630
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,509,657,493
# of Portfolio Holdings as of Period End	559
Portfolio Turnover Rate for the Period	69%
Total Net Advisory Fees Paid for the Period	$14,411,630

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Diversified Financial Services	9.3%
Oil Field Services	6.0%
Media	4.8%
Insurance	4.7%
Telecommunication Services	4.2%
Commercial Services	4.0%
Retailing	3.9%
Entertainment	3.8%
Pipelines	3.8%
Other	51.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest up to 20% of its net assets in investment grade fixed income securities, including U.S. Government Securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Strategies [Text Block]

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest up to 20% of its net assets in investment grade fixed income securities, including U.S. Government Securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161292
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Class R6
Trading Symbol	GSHUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly gained, supported by strong corporate earnings and favorable supply/demand dynamics. Credit spreads fluctuated, driven by tariff concerns, potential AI disruption and conflict in the Middle East, but tightened modestly for the Period overall. Fed policy also influenced market sentiment.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$11,525	$11,639	$10,044
3/18	$11,726	$12,079	$10,165
3/19	$12,372	$12,795	$10,620
3/20	$11,377	$11,907	$11,568
3/21	$14,030	$14,723	$11,650
3/22	$13,825	$14,625	$11,167
3/23	$13,222	$14,135	$10,633
3/24	$14,467	$15,711	$10,814
3/25	$15,419	$16,919	$11,342
3/26	$16,486	$18,105	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	6.92%	3.28%	5.12%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.01%	4.22%	6.11%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 2,509,657,493
Holdings Count | Holding	559
Advisory Fees Paid, Amount	$ 14,411,630
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,509,657,493
# of Portfolio Holdings as of Period End	559
Portfolio Turnover Rate for the Period	69%
Total Net Advisory Fees Paid for the Period	$14,411,630

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Diversified Financial Services	9.3%
Oil Field Services	6.0%
Media	4.8%
Insurance	4.7%
Telecommunication Services	4.2%
Commercial Services	4.0%
Retailing	3.9%
Entertainment	3.8%
Pipelines	3.8%
Other	51.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest up to 20% of its net assets in investment grade fixed income securities, including U.S. Government Securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Strategies [Text Block]

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest up to 20% of its net assets in investment grade fixed income securities, including U.S. Government Securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025420
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Institutional Class
Trading Symbol	GSHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly gained, supported by strong corporate earnings and favorable supply/demand dynamics. Credit spreads fluctuated, driven by tariff concerns, potential AI disruption and conflict in the Middle East, but tightened modestly for the Period overall. Fed policy also influenced market sentiment.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000	$1,000,000
3/17	$1,152,400	$1,163,900	$1,004,400
3/18	$1,172,221	$1,207,895	$1,016,453
3/19	$1,236,693	$1,279,524	$1,061,990
3/20	$1,136,892	$1,190,725	$1,156,826
3/21	$1,402,243	$1,472,331	$1,165,039
3/22	$1,381,490	$1,462,614	$1,116,690
3/23	$1,320,981	$1,413,616	$1,063,312
3/24	$1,445,153	$1,571,234	$1,081,388
3/25	$1,537,353	$1,692,062	$1,134,160
3/26	$1,643,585	$1,810,676	$1,183,496

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	6.91%	3.23%	5.09%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.01%	4.22%	6.11%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 2,509,657,493
Holdings Count | Holding	559
Advisory Fees Paid, Amount	$ 14,411,630
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,509,657,493
# of Portfolio Holdings as of Period End	559
Portfolio Turnover Rate for the Period	69%
Total Net Advisory Fees Paid for the Period	$14,411,630

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Diversified Financial Services	9.3%
Oil Field Services	6.0%
Media	4.8%
Insurance	4.7%
Telecommunication Services	4.2%
Commercial Services	4.0%
Retailing	3.9%
Entertainment	3.8%
Pipelines	3.8%
Other	51.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest up to 20% of its net assets in investment grade fixed income securities, including U.S. Government Securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Strategies [Text Block]

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest up to 20% of its net assets in investment grade fixed income securities, including U.S. Government Securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058958
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Investor Class
Trading Symbol	GSHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly gained, supported by strong corporate earnings and favorable supply/demand dynamics. Credit spreads fluctuated, driven by tariff concerns, potential AI disruption and conflict in the Middle East, but tightened modestly for the Period overall. Fed policy also influenced market sentiment.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$11,533	$11,639	$10,044
3/18	$11,723	$12,079	$10,165
3/19	$12,363	$12,795	$10,620
3/20	$11,341	$11,907	$11,568
3/21	$13,988	$14,723	$11,650
3/22	$13,775	$14,626	$11,167
3/23	$13,190	$14,136	$10,633
3/24	$14,424	$15,712	$10,814
3/25	$15,337	$16,921	$11,342
3/26	$16,390	$18,107	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	6.86%	3.22%	5.06%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.01%	4.22%	6.11%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 2,509,657,493
Holdings Count | Holding	559
Advisory Fees Paid, Amount	$ 14,411,630
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,509,657,493
# of Portfolio Holdings as of Period End	559
Portfolio Turnover Rate for the Period	69%
Total Net Advisory Fees Paid for the Period	$14,411,630

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Diversified Financial Services	9.3%
Oil Field Services	6.0%
Media	4.8%
Insurance	4.7%
Telecommunication Services	4.2%
Commercial Services	4.0%
Retailing	3.9%
Entertainment	3.8%
Pipelines	3.8%
Other	51.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest up to 20% of its net assets in investment grade fixed income securities, including U.S. Government Securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Strategies [Text Block]

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest up to 20% of its net assets in investment grade fixed income securities, including U.S. Government Securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025421
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Service Class
Trading Symbol	GSHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$122	1.18%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly gained, supported by strong corporate earnings and favorable supply/demand dynamics. Credit spreads fluctuated, driven by tariff concerns, potential AI disruption and conflict in the Middle East, but tightened modestly for the Period overall. Fed policy also influenced market sentiment.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Service Shares	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$11,470	$11,639	$10,044
3/18	$11,608	$12,079	$10,165
3/19	$12,185	$12,795	$10,620
3/20	$11,139	$11,907	$11,568
3/21	$13,679	$14,723	$11,650
3/22	$13,407	$14,626	$11,167
3/23	$12,751	$14,136	$10,633
3/24	$13,908	$15,712	$10,814
3/25	$14,721	$16,921	$11,342
3/26	$15,660	$18,107	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Service Shares	6.38%	2.74%	4.59%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.01%	4.22%	6.11%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 2,509,657,493
Holdings Count | Holding	559
Advisory Fees Paid, Amount	$ 14,411,630
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,509,657,493
# of Portfolio Holdings as of Period End	559
Portfolio Turnover Rate for the Period	69%
Total Net Advisory Fees Paid for the Period	$14,411,630

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Diversified Financial Services	9.3%
Oil Field Services	6.0%
Media	4.8%
Insurance	4.7%
Telecommunication Services	4.2%
Commercial Services	4.0%
Retailing	3.9%
Entertainment	3.8%
Pipelines	3.8%
Other	51.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest up to 20% of its net assets in investment grade fixed income securities, including U.S. Government Securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Strategies [Text Block]

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest up to 20% of its net assets in investment grade fixed income securities, including U.S. Government Securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025402
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Mortgages Fund
Class Name	Class A
Trading Symbol	GSUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of agency mortgage-backed securities was volatile but broadly positive, with shifting interest rates, mixed macroeconomic data, geopolitical uncertainty and the outlook for Federal Reserve (Fed) policy the key influences. Spreads tightened amid healthy fundamentals and supportive supply/demand dynamics.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. Securitized Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,625	$10,000	$10,000	$10,000
3/17	$9,635	$10,010	$10,022	$10,044
3/18	$9,625	$10,000	$10,101	$10,165
3/19	$9,971	$10,360	$10,554	$10,620
3/20	$10,512	$10,922	$11,281	$11,568
3/21	$10,779	$11,199	$11,315	$11,650
3/22	$10,188	$10,585	$10,765	$11,167
3/23	$9,604	$9,979	$10,256	$10,633
3/24	$9,715	$10,093	$10,421	$10,814
3/25	$10,206	$10,603	$10,990	$11,342
3/26	$10,718	$11,135	$11,622	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	5.02%	-0.11%	1.08%
Class A including sales charges	1.06%	-0.87%	0.69%
Bloomberg U.S. Securitized Bond Index	5.75%	0.54%	1.51%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 294,030,914
Holdings Count | Holding	888
Advisory Fees Paid, Amount	$ 610,786
InvestmentCompanyPortfolioTurnover	1219.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$294,030,914
# of Portfolio Holdings as of Period End	888
Portfolio Turnover Rate for the Period	1,219%
Total Net Advisory Fees Paid for the Period	$610,786

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	113.6%
Collateralized Mortgage Obligations	6.9%
Commercial Mortgage-Backed Securities	6.1%
U.S. Treasury Obligations	2.2%
Collateralized Loan Obligations	1.9%
Other	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 27, 2026, the Goldman Sachs Government Income Fund (the “Acquired Fund”) was reorganized into the Fund, whereby the Fund acquired all of the assets and assumed all of the liabilities of the Acquired Fund. The performance and financial information presented prior to February 27, 2026, includes that of the Acquired Fund.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Material Fund Change Strategies [Text Block]

Effective February 27, 2026, the Goldman Sachs Government Income Fund (the “Acquired Fund”) was reorganized into the Fund, whereby the Fund acquired all of the assets and assumed all of the liabilities of the Acquired Fund. The performance and financial information presented prior to February 27, 2026, includes that of the Acquired Fund.

Material Fund Change Risks Change [Text Block]

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202036
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Mortgages Fund
Class Name	Class P
Trading Symbol	GSBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of agency mortgage-backed securities was volatile but broadly positive, with shifting interest rates, mixed macroeconomic data, geopolitical uncertainty and the outlook for Federal Reserve (Fed) policy the key influences. Spreads tightened amid healthy fundamentals and supportive supply/demand dynamics.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	Bloomberg U.S. Securitized Bond Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,457	$10,513	$10,538
3/20	$11,061	$11,237	$11,479
3/21	$11,381	$11,271	$11,561
3/22	$10,786	$10,723	$11,081
3/23	$10,193	$10,216	$10,551
3/24	$10,357	$10,381	$10,730
3/25	$10,916	$10,947	$11,254
3/26	$11,503	$11,577	$11,744

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	5.38%	0.21%	1.78%
Bloomberg U.S. Securitized Bond Index	5.75%	0.54%	1.86%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 294,030,914
Holdings Count | Holding	888
Advisory Fees Paid, Amount	$ 610,786
InvestmentCompanyPortfolioTurnover	1219.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$294,030,914
# of Portfolio Holdings as of Period End	888
Portfolio Turnover Rate for the Period	1,219%
Total Net Advisory Fees Paid for the Period	$610,786

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	113.6%
Collateralized Mortgage Obligations	6.9%
Commercial Mortgage-Backed Securities	6.1%
U.S. Treasury Obligations	2.2%
Collateralized Loan Obligations	1.9%
Other	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 27, 2026, the Goldman Sachs Government Income Fund (the “Acquired Fund”) was reorganized into the Fund, whereby the Fund acquired all of the assets and assumed all of the liabilities of the Acquired Fund. The performance and financial information presented prior to February 27, 2026, includes that of the Acquired Fund.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Material Fund Change Strategies [Text Block]

Effective February 27, 2026, the Goldman Sachs Government Income Fund (the “Acquired Fund”) was reorganized into the Fund, whereby the Fund acquired all of the assets and assumed all of the liabilities of the Acquired Fund. The performance and financial information presented prior to February 27, 2026, includes that of the Acquired Fund.

Material Fund Change Risks Change [Text Block]

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000272148
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Mortgages Fund
Class Name	Class R
Trading Symbol	GGURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the “Fund”) for the period of February 20, 2026 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$11Footnote Reference(a)	1.02%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period February 20, 2026 (commencement of operations) through March 31, 2026. Expenses would have been higher if the share class had been in existence for the full reporting period.
Footnote*	Annualized.

Expenses Paid, Amount	$ 11	[1]
Expense Ratio, Percent	1.02%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of agency mortgage-backed securities was volatile but broadly positive, with shifting interest rates, mixed macroeconomic data, geopolitical uncertainty and the outlook for Federal Reserve (Fed) policy the key influences. Spreads tightened amid healthy fundamentals and supportive supply/demand dynamics.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R	Bloomberg U.S. Securitized Bond Index	Bloomberg U.S. Aggregate Bond Index
2/20/26	$10,000	$10,000	$10,000
3/26	$9,871	$9,895	$9,877

Average Annual Return [Table Text Block]
Table Summary
AATR	Since Inception
Class R (Commenced February 20, 2026)	-1.29%
Bloomberg U.S. Securitized Bond Index	-1.05%
Bloomberg U.S. Aggregate Bond Index	-1.23%

Performance Inception Date	Feb. 20, 2026
AssetsNet	$ 294,030,914
Holdings Count | Holding	888
Advisory Fees Paid, Amount	$ 610,786
InvestmentCompanyPortfolioTurnover	1219.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$294,030,914
# of Portfolio Holdings as of Period End	888
Portfolio Turnover Rate for the Period	1,219%
Total Net Advisory Fees Paid for the Period	$610,786

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	113.6%
Collateralized Mortgage Obligations	6.9%
Commercial Mortgage-Backed Securities	6.1%
U.S. Treasury Obligations	2.2%
Collateralized Loan Obligations	1.9%
Other	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 27, 2026, the Goldman Sachs Government Income Fund (the “Acquired Fund”) was reorganized into the Fund, whereby the Fund acquired all of the assets and assumed all of the liabilities of the Acquired Fund. The performance and financial information presented prior to February 27, 2026, includes that of the Acquired Fund.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Material Fund Change Strategies [Text Block]

Effective February 27, 2026, the Goldman Sachs Government Income Fund (the “Acquired Fund”) was reorganized into the Fund, whereby the Fund acquired all of the assets and assumed all of the liabilities of the Acquired Fund. The performance and financial information presented prior to February 27, 2026, includes that of the Acquired Fund.

Material Fund Change Risks Change [Text Block]

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161288
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Mortgages Fund
Class Name	Class R6
Trading Symbol	GGIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of agency mortgage-backed securities was volatile but broadly positive, with shifting interest rates, mixed macroeconomic data, geopolitical uncertainty and the outlook for Federal Reserve (Fed) policy the key influences. Spreads tightened amid healthy fundamentals and supportive supply/demand dynamics.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. Securitized Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,046	$10,022	$10,044
3/18	$10,062	$10,101	$10,165
3/19	$10,471	$10,554	$10,620
3/20	$11,076	$11,281	$11,568
3/21	$11,396	$11,315	$11,650
3/22	$10,800	$10,765	$11,167
3/23	$10,218	$10,256	$10,633
3/24	$10,371	$10,421	$10,814
3/25	$10,931	$10,990	$11,342
3/26	$11,531	$11,622	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	5.49%	0.24%	1.43%
Bloomberg U.S. Securitized Bond Index	5.75%	0.54%	1.51%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 294,030,914
Holdings Count | Holding	888
Advisory Fees Paid, Amount	$ 610,786
InvestmentCompanyPortfolioTurnover	1219.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$294,030,914
# of Portfolio Holdings as of Period End	888
Portfolio Turnover Rate for the Period	1,219%
Total Net Advisory Fees Paid for the Period	$610,786

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	113.6%
Collateralized Mortgage Obligations	6.9%
Commercial Mortgage-Backed Securities	6.1%
U.S. Treasury Obligations	2.2%
Collateralized Loan Obligations	1.9%
Other	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 27, 2026, the Goldman Sachs Government Income Fund (the “Acquired Fund”) was reorganized into the Fund, whereby the Fund acquired all of the assets and assumed all of the liabilities of the Acquired Fund. The performance and financial information presented prior to February 27, 2026, includes that of the Acquired Fund.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Material Fund Change Strategies [Text Block]

Effective February 27, 2026, the Goldman Sachs Government Income Fund (the “Acquired Fund”) was reorganized into the Fund, whereby the Fund acquired all of the assets and assumed all of the liabilities of the Acquired Fund. The performance and financial information presented prior to February 27, 2026, includes that of the Acquired Fund.

Material Fund Change Risks Change [Text Block]

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025400
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Mortgages Fund
Class Name	Institutional Class
Trading Symbol	GSUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of agency mortgage-backed securities was volatile but broadly positive, with shifting interest rates, mixed macroeconomic data, geopolitical uncertainty and the outlook for Federal Reserve (Fed) policy the key influences. Spreads tightened amid healthy fundamentals and supportive supply/demand dynamics.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Bloomberg U.S. Securitized Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000	$1,000,000
3/17	$1,003,500	$1,002,200	$1,004,400
3/18	$1,005,908	$1,010,117	$1,016,453
3/19	$1,046,648	$1,055,371	$1,061,990
3/20	$1,107,039	$1,128,086	$1,156,826
3/21	$1,138,922	$1,131,470	$1,165,039
3/22	$1,079,242	$1,076,480	$1,116,690
3/23	$1,020,963	$1,025,563	$1,063,312
3/24	$1,036,176	$1,042,075	$1,081,388
3/25	$1,093,269	$1,098,972	$1,134,160
3/26	$1,151,978	$1,162,163	$1,183,496

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	5.37%	0.23%	1.42%
Bloomberg U.S. Securitized Bond Index	5.75%	0.54%	1.51%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 294,030,914
Holdings Count | Holding	888
Advisory Fees Paid, Amount	$ 610,786
InvestmentCompanyPortfolioTurnover	1219.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$294,030,914
# of Portfolio Holdings as of Period End	888
Portfolio Turnover Rate for the Period	1,219%
Total Net Advisory Fees Paid for the Period	$610,786

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	113.6%
Collateralized Mortgage Obligations	6.9%
Commercial Mortgage-Backed Securities	6.1%
U.S. Treasury Obligations	2.2%
Collateralized Loan Obligations	1.9%
Other	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 27, 2026, the Goldman Sachs Government Income Fund (the “Acquired Fund”) was reorganized into the Fund, whereby the Fund acquired all of the assets and assumed all of the liabilities of the Acquired Fund. The performance and financial information presented prior to February 27, 2026, includes that of the Acquired Fund.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Material Fund Change Strategies [Text Block]

Effective February 27, 2026, the Goldman Sachs Government Income Fund (the “Acquired Fund”) was reorganized into the Fund, whereby the Fund acquired all of the assets and assumed all of the liabilities of the Acquired Fund. The performance and financial information presented prior to February 27, 2026, includes that of the Acquired Fund.

Material Fund Change Risks Change [Text Block]

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090760
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Mortgages Fund
Class Name	Investor Class
Trading Symbol	GGIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of agency mortgage-backed securities was volatile but broadly positive, with shifting interest rates, mixed macroeconomic data, geopolitical uncertainty and the outlook for Federal Reserve (Fed) policy the key influences. Spreads tightened amid healthy fundamentals and supportive supply/demand dynamics.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	Bloomberg U.S. Securitized Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,025	$10,022	$10,044
3/18	$10,040	$10,101	$10,165
3/19	$10,438	$10,554	$10,620
3/20	$11,030	$11,281	$11,568
3/21	$11,338	$11,315	$11,650
3/22	$10,735	$10,765	$11,167
3/23	$10,136	$10,256	$10,633
3/24	$10,290	$10,421	$10,814
3/25	$10,836	$10,990	$11,342
3/26	$11,422	$11,622	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	5.40%	0.15%	1.34%
Bloomberg U.S. Securitized Bond Index	5.75%	0.54%	1.51%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 294,030,914
Holdings Count | Holding	888
Advisory Fees Paid, Amount	$ 610,786
InvestmentCompanyPortfolioTurnover	1219.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$294,030,914
# of Portfolio Holdings as of Period End	888
Portfolio Turnover Rate for the Period	1,219%
Total Net Advisory Fees Paid for the Period	$610,786

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	113.6%
Collateralized Mortgage Obligations	6.9%
Commercial Mortgage-Backed Securities	6.1%
U.S. Treasury Obligations	2.2%
Collateralized Loan Obligations	1.9%
Other	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 27, 2026, the Goldman Sachs Government Income Fund (the “Acquired Fund”) was reorganized into the Fund, whereby the Fund acquired all of the assets and assumed all of the liabilities of the Acquired Fund. The performance and financial information presented prior to February 27, 2026, includes that of the Acquired Fund.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Material Fund Change Strategies [Text Block]

Effective February 27, 2026, the Goldman Sachs Government Income Fund (the “Acquired Fund”) was reorganized into the Fund, whereby the Fund acquired all of the assets and assumed all of the liabilities of the Acquired Fund. The performance and financial information presented prior to February 27, 2026, includes that of the Acquired Fund.

Material Fund Change Risks Change [Text Block]

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025401
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Mortgages Fund
Class Name	Separate Account Institutional
Trading Symbol	GSUPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Separate Account Institutional	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of agency mortgage-backed securities was volatile but broadly positive, with shifting interest rates, mixed macroeconomic data, geopolitical uncertainty and the outlook for Federal Reserve (Fed) policy the key influences. Spreads tightened amid healthy fundamentals and supportive supply/demand dynamics.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Separate Account Institutional	Bloomberg U.S. Securitized Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,035	$10,022	$10,044
3/18	$10,059	$10,101	$10,165
3/19	$10,468	$10,554	$10,620
3/20	$11,064	$11,281	$11,568
3/21	$11,395	$11,315	$11,650
3/22	$10,797	$10,765	$11,167
3/23	$10,213	$10,256	$10,633
3/24	$10,366	$10,421	$10,814
3/25	$10,927	$10,990	$11,342
3/26	$11,528	$11,622	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Separate Account Institutional	5.50%	0.23%	1.43%
Bloomberg U.S. Securitized Bond Index	5.75%	0.54%	1.51%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 294,030,914
Holdings Count | Holding	888
Advisory Fees Paid, Amount	$ 610,786
InvestmentCompanyPortfolioTurnover	1219.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$294,030,914
# of Portfolio Holdings as of Period End	888
Portfolio Turnover Rate for the Period	1,219%
Total Net Advisory Fees Paid for the Period	$610,786

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	113.6%
Collateralized Mortgage Obligations	6.9%
Commercial Mortgage-Backed Securities	6.1%
U.S. Treasury Obligations	2.2%
Collateralized Loan Obligations	1.9%
Other	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 27, 2026, the Goldman Sachs Government Income Fund (the “Acquired Fund”) was reorganized into the Fund, whereby the Fund acquired all of the assets and assumed all of the liabilities of the Acquired Fund. The performance and financial information presented prior to February 27, 2026, includes that of the Acquired Fund.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Material Fund Change Strategies [Text Block]

Effective February 27, 2026, the Goldman Sachs Government Income Fund (the “Acquired Fund”) was reorganized into the Fund, whereby the Fund acquired all of the assets and assumed all of the liabilities of the Acquired Fund. The performance and financial information presented prior to February 27, 2026, includes that of the Acquired Fund.

Material Fund Change Risks Change [Text Block]

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000272149
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Mortgages Fund
Class Name	Service Class
Trading Symbol	GGUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the “Fund”) for the period of February 20, 2026 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$10Footnote Reference(a)	0.94%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period February 20, 2026 (commencement of operations) through March 31, 2026. Expenses would have been higher if the share class had been in existence for the full reporting period.
Footnote*	Annualized.

Expenses Paid, Amount	$ 10	[3]
Expense Ratio, Percent	0.94%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of agency mortgage-backed securities was volatile but broadly positive, with shifting interest rates, mixed macroeconomic data, geopolitical uncertainty and the outlook for Federal Reserve (Fed) policy the key influences. Spreads tightened amid healthy fundamentals and supportive supply/demand dynamics.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Service Class	Bloomberg U.S. Securitized Bond Index	Bloomberg U.S. Aggregate Bond Index
2/20/26	$10,000	$10,000	$10,000
3/26	$9,865	$9,895	$9,877

Average Annual Return [Table Text Block]
Table Summary
AATR	Since Inception
Service Class (Commenced February 20, 2026)	-1.35%
Bloomberg U.S. Securitized Bond Index	-1.05%
Bloomberg U.S. Aggregate Bond Index	-1.23%

Performance Inception Date	Feb. 20, 2026
AssetsNet	$ 294,030,914
Holdings Count | Holding	888
Advisory Fees Paid, Amount	$ 610,786
InvestmentCompanyPortfolioTurnover	1219.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$294,030,914
# of Portfolio Holdings as of Period End	888
Portfolio Turnover Rate for the Period	1,219%
Total Net Advisory Fees Paid for the Period	$610,786

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	113.6%
Collateralized Mortgage Obligations	6.9%
Commercial Mortgage-Backed Securities	6.1%
U.S. Treasury Obligations	2.2%
Collateralized Loan Obligations	1.9%
Other	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 27, 2026, the Goldman Sachs Government Income Fund (the “Acquired Fund”) was reorganized into the Fund, whereby the Fund acquired all of the assets and assumed all of the liabilities of the Acquired Fund. The performance and financial information presented prior to February 27, 2026, includes that of the Acquired Fund.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Material Fund Change Strategies [Text Block]

Effective February 27, 2026, the Goldman Sachs Government Income Fund (the “Acquired Fund”) was reorganized into the Fund, whereby the Fund acquired all of the assets and assumed all of the liabilities of the Acquired Fund. The performance and financial information presented prior to February 27, 2026, includes that of the Acquired Fund.

Material Fund Change Risks Change [Text Block]

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000037818
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Class A
Trading Symbol	GSFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,625	$10,000	$10,000
3/17	$9,736	$10,115	$10,044
3/18	$9,757	$10,137	$10,165
3/19	$10,132	$10,527	$10,620
3/20	$10,706	$11,123	$11,568
3/21	$11,409	$11,853	$11,650
3/22	$10,847	$11,270	$11,167
3/23	$10,188	$10,585	$10,633
3/24	$10,437	$10,844	$10,814
3/25	$10,972	$11,399	$11,342
3/26	$11,469	$11,916	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	4.53%	0.10%	1.77%
Class A including sales charges	0.56%	-0.66%	1.38%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 362,387,489
Holdings Count | Holding	656
Advisory Fees Paid, Amount	$ 1,434,510
InvestmentCompanyPortfolioTurnover	978.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$362,387,489
# of Portfolio Holdings as of Period End	656
Portfolio Turnover Rate for the Period	978%
Total Net Advisory Fees Paid for the Period	$1,434,510

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	35.7%
Commercial Mortgage-Backed Securities	11.4%
Collateralized Loan Obligations	9.8%
U.S. Treasury Obligations	8.7%
Banks	7.3%
Collateralized Mortgage Obligations	6.0%
Software	3.2%
Healthcare Providers & Services	2.6%
Telecommunication Services	1.6%
Other	23.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Core Plus Bond ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Core Plus Bond ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000037819
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Class C
Trading Symbol	GSFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$158	1.55%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,900	$10,000	$10,000
3/17	$9,950	$10,050	$10,044
3/18	$9,898	$9,998	$10,165
3/19	$10,192	$10,295	$10,620
3/20	$10,691	$10,799	$11,568
3/21	$11,297	$11,411	$11,650
3/22	$10,670	$10,778	$11,167
3/23	$9,946	$10,046	$10,633
3/24	$10,114	$10,216	$10,814
3/25	$10,553	$10,659	$11,342
3/26	$10,949	$11,059	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C	3.75%	-0.63%	1.01%
Class C including sales charges	2.72%	-0.63%	1.01%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 362,387,489
Holdings Count | Holding	656
Advisory Fees Paid, Amount	$ 1,434,510
InvestmentCompanyPortfolioTurnover	978.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$362,387,489
# of Portfolio Holdings as of Period End	656
Portfolio Turnover Rate for the Period	978%
Total Net Advisory Fees Paid for the Period	$1,434,510

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	35.7%
Commercial Mortgage-Backed Securities	11.4%
Collateralized Loan Obligations	9.8%
U.S. Treasury Obligations	8.7%
Banks	7.3%
Collateralized Mortgage Obligations	6.0%
Software	3.2%
Healthcare Providers & Services	2.6%
Telecommunication Services	1.6%
Other	23.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Core Plus Bond ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Core Plus Bond ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202041
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Class P
Trading Symbol	GMVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000
3/19	$10,472	$10,538
3/20	$11,105	$11,479
3/21	$11,874	$11,561
3/22	$11,328	$11,081
3/23	$10,674	$10,551
3/24	$10,973	$10,730
3/25	$11,573	$11,254
3/26	$12,138	$11,744

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	4.88%	0.44%	2.47%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 362,387,489
Holdings Count | Holding	656
Advisory Fees Paid, Amount	$ 1,434,510
InvestmentCompanyPortfolioTurnover	978.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$362,387,489
# of Portfolio Holdings as of Period End	656
Portfolio Turnover Rate for the Period	978%
Total Net Advisory Fees Paid for the Period	$1,434,510

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	35.7%
Commercial Mortgage-Backed Securities	11.4%
Collateralized Loan Obligations	9.8%
U.S. Treasury Obligations	8.7%
Banks	7.3%
Collateralized Mortgage Obligations	6.0%
Software	3.2%
Healthcare Providers & Services	2.6%
Telecommunication Services	1.6%
Other	23.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Core Plus Bond ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Core Plus Bond ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058984
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Class R
Trading Symbol	GSNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$107	1.05%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000
3/17	$10,090	$10,044
3/18	$10,087	$10,165
3/19	$10,448	$10,620
3/20	$11,013	$11,568
3/21	$11,707	$11,650
3/22	$11,103	$11,167
3/23	$10,400	$10,633
3/24	$10,628	$10,814
3/25	$11,145	$11,342
3/26	$11,620	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R	4.27%	-0.15%	1.51%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 362,387,489
Holdings Count | Holding	656
Advisory Fees Paid, Amount	$ 1,434,510
InvestmentCompanyPortfolioTurnover	978.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$362,387,489
# of Portfolio Holdings as of Period End	656
Portfolio Turnover Rate for the Period	978%
Total Net Advisory Fees Paid for the Period	$1,434,510

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	35.7%
Commercial Mortgage-Backed Securities	11.4%
Collateralized Loan Obligations	9.8%
U.S. Treasury Obligations	8.7%
Banks	7.3%
Collateralized Mortgage Obligations	6.0%
Software	3.2%
Healthcare Providers & Services	2.6%
Telecommunication Services	1.6%
Other	23.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Core Plus Bond ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Core Plus Bond ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161293
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Class R6
Trading Symbol	GSFUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000
3/17	$10,151	$10,044
3/18	$10,210	$10,165
3/19	$10,628	$10,620
3/20	$11,270	$11,568
3/21	$12,051	$11,650
3/22	$11,497	$11,167
3/23	$10,834	$10,633
3/24	$11,137	$10,814
3/25	$11,746	$11,342
3/26	$12,321	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	4.89%	0.44%	2.11%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 362,387,489
Holdings Count | Holding	656
Advisory Fees Paid, Amount	$ 1,434,510
InvestmentCompanyPortfolioTurnover	978.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$362,387,489
# of Portfolio Holdings as of Period End	656
Portfolio Turnover Rate for the Period	978%
Total Net Advisory Fees Paid for the Period	$1,434,510

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	35.7%
Commercial Mortgage-Backed Securities	11.4%
Collateralized Loan Obligations	9.8%
U.S. Treasury Obligations	8.7%
Banks	7.3%
Collateralized Mortgage Obligations	6.0%
Software	3.2%
Healthcare Providers & Services	2.6%
Telecommunication Services	1.6%
Other	23.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Core Plus Bond ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Core Plus Bond ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000037820
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Institutional Class
Trading Symbol	GSNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000
3/17	$1,015,000	$1,004,400
3/18	$1,020,684	$1,016,453
3/19	$1,063,451	$1,061,990
3/20	$1,127,577	$1,156,826
3/21	$1,204,477	$1,165,039
3/22	$1,148,951	$1,116,690
3/23	$1,083,691	$1,063,312
3/24	$1,113,926	$1,081,388
3/25	$1,173,521	$1,134,160
3/26	$1,230,671	$1,183,496

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	4.87%	0.43%	2.10%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 362,387,489
Holdings Count | Holding	656
Advisory Fees Paid, Amount	$ 1,434,510
InvestmentCompanyPortfolioTurnover	978.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$362,387,489
# of Portfolio Holdings as of Period End	656
Portfolio Turnover Rate for the Period	978%
Total Net Advisory Fees Paid for the Period	$1,434,510

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	35.7%
Commercial Mortgage-Backed Securities	11.4%
Collateralized Loan Obligations	9.8%
U.S. Treasury Obligations	8.7%
Banks	7.3%
Collateralized Mortgage Obligations	6.0%
Software	3.2%
Healthcare Providers & Services	2.6%
Telecommunication Services	1.6%
Other	23.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Core Plus Bond ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Core Plus Bond ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058985
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Investor Class
Trading Symbol	GSNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000
3/17	$10,140	$10,044
3/18	$10,188	$10,165
3/19	$10,605	$10,620
3/20	$11,225	$11,568
3/21	$11,992	$11,650
3/22	$11,428	$11,167
3/23	$10,767	$10,633
3/24	$11,058	$10,814
3/25	$11,653	$11,342
3/26	$12,211	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	4.79%	0.36%	2.02%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 362,387,489
Holdings Count | Holding	656
Advisory Fees Paid, Amount	$ 1,434,510
InvestmentCompanyPortfolioTurnover	978.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$362,387,489
# of Portfolio Holdings as of Period End	656
Portfolio Turnover Rate for the Period	978%
Total Net Advisory Fees Paid for the Period	$1,434,510

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	35.7%
Commercial Mortgage-Backed Securities	11.4%
Collateralized Loan Obligations	9.8%
U.S. Treasury Obligations	8.7%
Banks	7.3%
Collateralized Mortgage Obligations	6.0%
Software	3.2%
Healthcare Providers & Services	2.6%
Telecommunication Services	1.6%
Other	23.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Core Plus Bond ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Core Plus Bond ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000041010
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Service Class
Trading Symbol	GSNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$99	0.97%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Service Shares	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000
3/17	$10,099	$10,044
3/18	$10,105	$10,165
3/19	$10,476	$10,620
3/20	$11,052	$11,568
3/21	$11,758	$11,650
3/22	$11,161	$11,167
3/23	$10,465	$10,633
3/24	$10,706	$10,814
3/25	$11,222	$11,342
3/26	$11,710	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Service Shares	4.35%	-0.08%	1.59%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 362,387,489
Holdings Count | Holding	656
Advisory Fees Paid, Amount	$ 1,434,510
InvestmentCompanyPortfolioTurnover	978.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$362,387,489
# of Portfolio Holdings as of Period End	656
Portfolio Turnover Rate for the Period	978%
Total Net Advisory Fees Paid for the Period	$1,434,510

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	35.7%
Commercial Mortgage-Backed Securities	11.4%
Collateralized Loan Obligations	9.8%
U.S. Treasury Obligations	8.7%
Banks	7.3%
Collateralized Mortgage Obligations	6.0%
Software	3.2%
Healthcare Providers & Services	2.6%
Telecommunication Services	1.6%
Other	23.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Core Plus Bond ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Core Plus Bond ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025406
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Class A
Trading Symbol	GCFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$72	0.71%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,625	$10,000	$10,000
3/17	$9,715	$10,094	$10,044
3/18	$9,770	$10,151	$10,165
3/19	$10,200	$10,597	$10,620
3/20	$10,923	$11,348	$11,568
3/21	$11,341	$11,783	$11,650
3/22	$10,829	$11,251	$11,167
3/23	$10,235	$10,634	$10,633
3/24	$10,400	$10,805	$10,814
3/25	$10,895	$11,320	$11,342
3/26	$11,338	$11,780	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	4.07%	0.00%	1.65%
Class A including sales charges	0.14%	-0.77%	1.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 2,542,716,942
Holdings Count | Holding	773
Advisory Fees Paid, Amount	$ 7,792,786
InvestmentCompanyPortfolioTurnover	788.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,542,716,942
# of Portfolio Holdings as of Period End	773
Portfolio Turnover Rate for the Period	788%
Total Net Advisory Fees Paid for the Period	$7,792,786

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	32.3%
U.S. Treasury Obligations	25.6%
Collateralized Loan Obligations	9.0%
Banks	6.9%
Commercial Mortgage-Backed Securities	5.2%
Collateralized Mortgage Obligations	4.0%
Healthcare Providers & Services	3.1%
Software	3.0%
Short-Term Investments	1.5%
Other	18.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025408
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Class C
Trading Symbol	GCFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$148	1.46%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,900	$10,000	$10,000
3/17	$9,920	$10,020	$10,044
3/18	$9,902	$10,002	$10,165
3/19	$10,250	$10,354	$10,620
3/20	$10,893	$11,003	$11,568
3/21	$11,225	$11,339	$11,650
3/22	$10,642	$10,749	$11,167
3/23	$9,987	$10,088	$10,633
3/24	$10,073	$10,175	$10,814
3/25	$10,474	$10,580	$11,342
3/26	$10,820	$10,929	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C	3.30%	-0.73%	0.89%
Class C including sales charges	2.27%	-0.73%	0.89%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 2,542,716,942
Holdings Count | Holding	773
Advisory Fees Paid, Amount	$ 7,792,786
InvestmentCompanyPortfolioTurnover	788.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,542,716,942
# of Portfolio Holdings as of Period End	773
Portfolio Turnover Rate for the Period	788%
Total Net Advisory Fees Paid for the Period	$7,792,786

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	32.3%
U.S. Treasury Obligations	25.6%
Collateralized Loan Obligations	9.0%
Banks	6.9%
Commercial Mortgage-Backed Securities	5.2%
Collateralized Mortgage Obligations	4.0%
Healthcare Providers & Services	3.1%
Software	3.0%
Short-Term Investments	1.5%
Other	18.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202037
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Class P
Trading Symbol	GAKPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000
3/19	$10,550	$10,538
3/20	$11,334	$11,479
3/21	$11,808	$11,561
3/22	$11,306	$11,081
3/23	$10,727	$10,551
3/24	$10,938	$10,730
3/25	$11,497	$11,254
3/26	$12,019	$11,744

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	4.54%	0.36%	2.34%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 2,542,716,942
Holdings Count | Holding	773
Advisory Fees Paid, Amount	$ 7,792,786
InvestmentCompanyPortfolioTurnover	788.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,542,716,942
# of Portfolio Holdings as of Period End	773
Portfolio Turnover Rate for the Period	788%
Total Net Advisory Fees Paid for the Period	$7,792,786

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	32.3%
U.S. Treasury Obligations	25.6%
Collateralized Loan Obligations	9.0%
Banks	6.9%
Commercial Mortgage-Backed Securities	5.2%
Collateralized Mortgage Obligations	4.0%
Healthcare Providers & Services	3.1%
Software	3.0%
Short-Term Investments	1.5%
Other	18.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058955
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Class R
Trading Symbol	GDFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$98	0.96%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000
3/17	$10,069	$10,044
3/18	$10,100	$10,165
3/19	$10,518	$10,620
3/20	$11,225	$11,568
3/21	$11,626	$11,650
3/22	$11,074	$11,167
3/23	$10,451	$10,633
3/24	$10,594	$10,814
3/25	$11,070	$11,342
3/26	$11,492	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R	3.81%	-0.23%	1.40%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 2,542,716,942
Holdings Count | Holding	773
Advisory Fees Paid, Amount	$ 7,792,786
InvestmentCompanyPortfolioTurnover	788.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,542,716,942
# of Portfolio Holdings as of Period End	773
Portfolio Turnover Rate for the Period	788%
Total Net Advisory Fees Paid for the Period	$7,792,786

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	32.3%
U.S. Treasury Obligations	25.6%
Collateralized Loan Obligations	9.0%
Banks	6.9%
Commercial Mortgage-Backed Securities	5.2%
Collateralized Mortgage Obligations	4.0%
Healthcare Providers & Services	3.1%
Software	3.0%
Short-Term Investments	1.5%
Other	18.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161289
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Class R6
Trading Symbol	GCFUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000
3/17	$10,140	$10,044
3/18	$10,233	$10,165
3/19	$10,720	$10,620
3/20	$11,518	$11,568
3/21	$11,999	$11,650
3/22	$11,500	$11,167
3/23	$10,911	$10,633
3/24	$11,126	$10,814
3/25	$11,696	$11,342
3/26	$12,213	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	4.42%	0.35%	2.02%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 2,542,716,942
Holdings Count | Holding	773
Advisory Fees Paid, Amount	$ 7,792,786
InvestmentCompanyPortfolioTurnover	788.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,542,716,942
# of Portfolio Holdings as of Period End	773
Portfolio Turnover Rate for the Period	788%
Total Net Advisory Fees Paid for the Period	$7,792,786

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	32.3%
U.S. Treasury Obligations	25.6%
Collateralized Loan Obligations	9.0%
Banks	6.9%
Commercial Mortgage-Backed Securities	5.2%
Collateralized Mortgage Obligations	4.0%
Healthcare Providers & Services	3.1%
Software	3.0%
Short-Term Investments	1.5%
Other	18.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025404
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	GSFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000
3/17	$1,013,800	$1,004,400
3/18	$1,022,012	$1,016,453
3/19	$1,070,557	$1,061,990
3/20	$1,150,100	$1,156,826
3/21	$1,198,059	$1,165,039
3/22	$1,147,980	$1,116,690
3/23	$1,088,974	$1,063,312
3/24	$1,110,209	$1,081,388
3/25	$1,166,941	$1,134,160
3/26	$1,218,403	$1,183,496

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	4.41%	0.34%	1.99%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 2,542,716,942
Holdings Count | Holding	773
Advisory Fees Paid, Amount	$ 7,792,786
InvestmentCompanyPortfolioTurnover	788.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,542,716,942
# of Portfolio Holdings as of Period End	773
Portfolio Turnover Rate for the Period	788%
Total Net Advisory Fees Paid for the Period	$7,792,786

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	32.3%
U.S. Treasury Obligations	25.6%
Collateralized Loan Obligations	9.0%
Banks	6.9%
Commercial Mortgage-Backed Securities	5.2%
Collateralized Mortgage Obligations	4.0%
Healthcare Providers & Services	3.1%
Software	3.0%
Short-Term Investments	1.5%
Other	18.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058956
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Investor Class
Trading Symbol	GDFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000
3/17	$10,119	$10,044
3/18	$10,201	$10,165
3/19	$10,676	$10,620
3/20	$11,461	$11,568
3/21	$11,930	$11,650
3/22	$11,408	$11,167
3/23	$10,821	$10,633
3/24	$11,023	$10,814
3/25	$11,577	$11,342
3/26	$12,078	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	4.33%	0.25%	1.91%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 2,542,716,942
Holdings Count | Holding	773
Advisory Fees Paid, Amount	$ 7,792,786
InvestmentCompanyPortfolioTurnover	788.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,542,716,942
# of Portfolio Holdings as of Period End	773
Portfolio Turnover Rate for the Period	788%
Total Net Advisory Fees Paid for the Period	$7,792,786

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	32.3%
U.S. Treasury Obligations	25.6%
Collateralized Loan Obligations	9.0%
Banks	6.9%
Commercial Mortgage-Backed Securities	5.2%
Collateralized Mortgage Obligations	4.0%
Healthcare Providers & Services	3.1%
Software	3.0%
Short-Term Investments	1.5%
Other	18.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025405
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Service Class
Trading Symbol	GSCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Service Shares	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000
3/17	$10,079	$10,044
3/18	$10,120	$10,165
3/19	$10,548	$10,620
3/20	$11,275	$11,568
3/21	$11,687	$11,650
3/22	$11,133	$11,167
3/23	$10,508	$10,633
3/24	$10,661	$10,814
3/25	$11,149	$11,342
3/26	$11,596	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Service Shares	4.01%	-0.16%	1.49%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 2,542,716,942
Holdings Count | Holding	773
Advisory Fees Paid, Amount	$ 7,792,786
InvestmentCompanyPortfolioTurnover	788.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,542,716,942
# of Portfolio Holdings as of Period End	773
Portfolio Turnover Rate for the Period	788%
Total Net Advisory Fees Paid for the Period	$7,792,786

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	32.3%
U.S. Treasury Obligations	25.6%
Collateralized Loan Obligations	9.0%
Banks	6.9%
Commercial Mortgage-Backed Securities	5.2%
Collateralized Mortgage Obligations	4.0%
Healthcare Providers & Services	3.1%
Software	3.0%
Short-Term Investments	1.5%
Other	18.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025382
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Debt Fund
Class Name	Class A
Trading Symbol	GSDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$118	1.12%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Emerging markets debt gained, overcoming slower economic growth concerns due to tariffs and geopolitical risk. Economic activity proved strong, supported by easier financial conditions, a weaker U.S. dollar and central bank rate cuts. Fiscal improvement and policymaking across emerging markets fueled positive ratings momentum.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$9,550	$10,000	$10,000	$10,000
3/17	$10,389	$10,879	$10,892	$10,109
3/18	$10,779	$11,287	$11,360	$10,358
3/19	$10,862	$11,374	$11,839	$10,868
3/20	$9,612	$10,065	$11,029	$11,585
3/21	$11,510	$12,053	$12,793	$11,758
3/22	$10,631	$11,132	$11,842	$11,297
3/23	$9,559	$10,010	$11,022	$10,861
3/24	$10,793	$11,302	$12,266	$11,311
3/25	$11,496	$12,038	$13,093	$11,830
3/26	$12,742	$13,343	$14,453	$12,243

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	10.84%	2.06%	2.93%
Class A including sales charges	5.88%	1.13%	2.45%
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	10.38%	2.47%	3.75%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 440,049,831
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 3,699,759
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$440,049,831
# of Portfolio Holdings as of Period End	525
Portfolio Turnover Rate for the Period	51%
Total Net Advisory Fees Paid for the Period	$3,699,759

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Sovereign Debt Obligations	68.5%
Oil Field Services	6.5%
Banks	3.9%
Engineering & Construction	2.1%
Electrical	1.7%
Food & Drug Retailing	1.2%
Mining	1.1%
Sovereign	0.9%
Pipelines	0.9%
Other	9.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000037783
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Debt Fund
Class Name	Class C
Trading Symbol	GSCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$196	1.87%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Emerging markets debt gained, overcoming slower economic growth concerns due to tariffs and geopolitical risk. Economic activity proved strong, supported by easier financial conditions, a weaker U.S. dollar and central bank rate cuts. Fiscal improvement and policymaking across emerging markets fueled positive ratings momentum.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class C (including sales charges)	Class C (excluding sales charges)	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$9,900	$10,000	$10,000	$10,000
3/17	$10,690	$10,798	$10,892	$10,109
3/18	$11,018	$11,129	$11,360	$10,358
3/19	$11,012	$11,123	$11,839	$10,868
3/20	$9,679	$9,777	$11,029	$11,585
3/21	$11,495	$11,611	$12,793	$11,758
3/22	$10,536	$10,643	$11,842	$11,297
3/23	$9,403	$9,498	$11,022	$10,861
3/24	$10,539	$10,646	$12,266	$11,311
3/25	$11,142	$11,255	$13,093	$11,830
3/26	$12,248	$12,371	$14,453	$12,243

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	9.92%	1.27%	2.15%
Class C including sales charges	8.87%	1.27%	2.15%
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	10.38%	2.47%	3.75%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 440,049,831
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 3,699,759
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$440,049,831
# of Portfolio Holdings as of Period End	525
Portfolio Turnover Rate for the Period	51%
Total Net Advisory Fees Paid for the Period	$3,699,759

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Sovereign Debt Obligations	68.5%
Oil Field Services	6.5%
Banks	3.9%
Engineering & Construction	2.1%
Electrical	1.7%
Food & Drug Retailing	1.2%
Mining	1.1%
Sovereign	0.9%
Pipelines	0.9%
Other	9.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202032
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Debt Fund
Class Name	Class P
Trading Symbol	GAIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$89	0.84%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Emerging markets debt gained, overcoming slower economic growth concerns due to tariffs and geopolitical risk. Economic activity proved strong, supported by easier financial conditions, a weaker U.S. dollar and central bank rate cuts. Fiscal improvement and policymaking across emerging markets fueled positive ratings momentum.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/20/18	$10,000	$10,000	$10,000
3/19	$10,146	$10,486	$10,549
3/20	$9,017	$9,769	$11,244
3/21	$10,831	$11,332	$11,413
3/22	$10,026	$10,489	$10,965
3/23	$9,043	$9,763	$10,542
3/24	$10,239	$10,864	$10,979
3/25	$10,936	$11,597	$11,483
3/26	$12,144	$12,801	$11,883

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	11.04%	2.31%	2.47%
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	10.38%	2.47%	3.16%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.19%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 440,049,831
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 3,699,759
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$440,049,831
# of Portfolio Holdings as of Period End	525
Portfolio Turnover Rate for the Period	51%
Total Net Advisory Fees Paid for the Period	$3,699,759

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Sovereign Debt Obligations	68.5%
Oil Field Services	6.5%
Banks	3.9%
Engineering & Construction	2.1%
Electrical	1.7%
Food & Drug Retailing	1.2%
Mining	1.1%
Sovereign	0.9%
Pipelines	0.9%
Other	9.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161284
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Debt Fund
Class Name	Class R6
Trading Symbol	GSIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$89	0.84%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Emerging markets debt gained, overcoming slower economic growth concerns due to tariffs and geopolitical risk. Economic activity proved strong, supported by easier financial conditions, a weaker U.S. dollar and central bank rate cuts. Fiscal improvement and policymaking across emerging markets fueled positive ratings momentum.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$10,000	$10,000	$10,000
3/17	$10,917	$10,892	$10,109
3/18	$11,376	$11,360	$10,358
3/19	$11,495	$11,839	$10,868
3/20	$10,208	$11,029	$11,585
3/21	$12,261	$12,793	$11,758
3/22	$11,361	$11,842	$11,297
3/23	$10,238	$11,022	$10,861
3/24	$11,604	$12,266	$11,311
3/25	$12,393	$13,093	$11,830
3/26	$13,760	$14,453	$12,243

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	11.03%	2.33%	3.24%
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	10.38%	2.47%	3.75%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 440,049,831
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 3,699,759
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$440,049,831
# of Portfolio Holdings as of Period End	525
Portfolio Turnover Rate for the Period	51%
Total Net Advisory Fees Paid for the Period	$3,699,759

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Sovereign Debt Obligations	68.5%
Oil Field Services	6.5%
Banks	3.9%
Engineering & Construction	2.1%
Electrical	1.7%
Food & Drug Retailing	1.2%
Mining	1.1%
Sovereign	0.9%
Pipelines	0.9%
Other	9.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025381
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Debt Fund
Class Name	Institutional Class
Trading Symbol	GSDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Emerging markets debt gained, overcoming slower economic growth concerns due to tariffs and geopolitical risk. Economic activity proved strong, supported by easier financial conditions, a weaker U.S. dollar and central bank rate cuts. Fiscal improvement and policymaking across emerging markets fueled positive ratings momentum.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$1,000,000	$1,000,000	$1,000,000
3/17	$1,091,500	$1,089,200	$1,010,900
3/18	$1,137,125	$1,136,036	$1,035,768
3/19	$1,148,951	$1,183,863	$1,086,832
3/20	$1,021,073	$1,102,886	$1,158,454
3/21	$1,225,185	$1,279,348	$1,175,831
3/22	$1,135,134	$1,184,165	$1,129,738
3/23	$1,022,756	$1,102,221	$1,086,130
3/24	$1,159,191	$1,226,551	$1,131,096
3/25	$1,237,900	$1,309,343	$1,183,013
3/26	$1,374,317	$1,445,253	$1,224,300

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	11.02%	2.32%	3.23%
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	10.38%	2.47%	3.75%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 440,049,831
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 3,699,759
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$440,049,831
# of Portfolio Holdings as of Period End	525
Portfolio Turnover Rate for the Period	51%
Total Net Advisory Fees Paid for the Period	$3,699,759

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Sovereign Debt Obligations	68.5%
Oil Field Services	6.5%
Banks	3.9%
Engineering & Construction	2.1%
Electrical	1.7%
Food & Drug Retailing	1.2%
Mining	1.1%
Sovereign	0.9%
Pipelines	0.9%
Other	9.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090759
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Debt Fund
Class Name	Investor Class
Trading Symbol	GSIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$92	0.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Emerging markets debt gained, overcoming slower economic growth concerns due to tariffs and geopolitical risk. Economic activity proved strong, supported by easier financial conditions, a weaker U.S. dollar and central bank rate cuts. Fiscal improvement and policymaking across emerging markets fueled positive ratings momentum.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$10,000	$10,000	$10,000
3/17	$10,905	$10,892	$10,109
3/18	$11,351	$11,360	$10,358
3/19	$11,459	$11,839	$10,868
3/20	$10,177	$11,029	$11,585
3/21	$12,214	$12,793	$11,758
3/22	$11,302	$11,842	$11,297
3/23	$10,190	$11,022	$10,861
3/24	$11,532	$12,266	$11,311
3/25	$12,313	$13,093	$11,830
3/26	$13,668	$14,453	$12,243

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	11.00%	2.27%	3.17%
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	10.38%	2.47%	3.75%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 440,049,831
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 3,699,759
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$440,049,831
# of Portfolio Holdings as of Period End	525
Portfolio Turnover Rate for the Period	51%
Total Net Advisory Fees Paid for the Period	$3,699,759

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Sovereign Debt Obligations	68.5%
Oil Field Services	6.5%
Banks	3.9%
Engineering & Construction	2.1%
Electrical	1.7%
Food & Drug Retailing	1.2%
Mining	1.1%
Sovereign	0.9%
Pipelines	0.9%
Other	9.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025378
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Income Fund
Class Name	Administration Class
Trading Symbol	GEADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Administration Shares	ICE BofAML One-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,128	$10,056	$10,044
3/18	$10,224	$10,122	$10,165
3/19	$10,462	$10,369	$10,620
3/20	$10,418	$10,769	$11,568
3/21	$10,918	$10,787	$11,650
3/22	$10,754	$10,685	$11,167
3/23	$10,874	$10,794	$10,633
3/24	$11,488	$11,259	$10,814
3/25	$12,083	$11,819	$11,342
3/26	$12,524	$12,253	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Administration Shares	3.65%	2.78%	2.27%
ICE BofAML One-Year U.S. Treasury Note Index	3.67%	2.58%	2.05%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 486,943,005
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 1,399,472
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$486,943,005
# of Portfolio Holdings as of Period End	227
Portfolio Turnover Rate for the Period	65%
Total Net Advisory Fees Paid for the Period	$1,399,472

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	22.4%
Collateralized Loan Obligations	10.7%
Automotive	10.1%
U.S. Treasury Obligations	7.3%
Software	5.0%
Electrical	5.0%
Short-Term Investments	4.1%
Commercial Mortgage-Backed Securities	4.0%
Diversified Financial Services	4.0%
Other	25.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities and derivatives that have similar economic characteristics to such securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to municipal securities and reverse repurchase agreements were removed as principal risks of the Fund.

Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities and derivatives that have similar economic characteristics to such securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to municipal securities and reverse repurchase agreements were removed as principal risks of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025379
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Income Fund
Class Name	Class A
Trading Symbol	GEIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A	ICE BofAML One-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,119	$10,056	$10,044
3/18	$10,206	$10,122	$10,165
3/19	$10,452	$10,369	$10,620
3/20	$10,409	$10,769	$11,568
3/21	$10,911	$10,787	$11,650
3/22	$10,749	$10,685	$11,167
3/23	$10,872	$10,794	$10,633
3/24	$11,487	$11,259	$10,814
3/25	$12,085	$11,819	$11,342
3/26	$12,528	$12,253	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	3.67%	2.80%	2.28%
ICE BofAML One-Year U.S. Treasury Note Index	3.67%	2.58%	2.05%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 486,943,005
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 1,399,472
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$486,943,005
# of Portfolio Holdings as of Period End	227
Portfolio Turnover Rate for the Period	65%
Total Net Advisory Fees Paid for the Period	$1,399,472

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	22.4%
Collateralized Loan Obligations	10.7%
Automotive	10.1%
U.S. Treasury Obligations	7.3%
Software	5.0%
Electrical	5.0%
Short-Term Investments	4.1%
Commercial Mortgage-Backed Securities	4.0%
Diversified Financial Services	4.0%
Other	25.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities and derivatives that have similar economic characteristics to such securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to municipal securities and reverse repurchase agreements were removed as principal risks of the Fund.

Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities and derivatives that have similar economic characteristics to such securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to municipal securities and reverse repurchase agreements were removed as principal risks of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202031
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Income Fund
Class Name	Class P
Trading Symbol	GAEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	ICE BofAML One-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,236	$10,242	$10,538
3/20	$10,220	$10,636	$11,479
3/21	$10,750	$10,654	$11,561
3/22	$10,616	$10,554	$11,081
3/23	$10,762	$10,662	$10,551
3/24	$11,387	$11,120	$10,730
3/25	$12,008	$11,674	$11,254
3/26	$12,492	$12,103	$11,744

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	4.03%	3.05%	2.84%
ICE BofAML One-Year U.S. Treasury Note Index	3.67%	2.58%	2.43%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 486,943,005
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 1,399,472
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$486,943,005
# of Portfolio Holdings as of Period End	227
Portfolio Turnover Rate for the Period	65%
Total Net Advisory Fees Paid for the Period	$1,399,472

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	22.4%
Collateralized Loan Obligations	10.7%
Automotive	10.1%
U.S. Treasury Obligations	7.3%
Software	5.0%
Electrical	5.0%
Short-Term Investments	4.1%
Commercial Mortgage-Backed Securities	4.0%
Diversified Financial Services	4.0%
Other	25.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities and derivatives that have similar economic characteristics to such securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to municipal securities and reverse repurchase agreements were removed as principal risks of the Fund.

Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities and derivatives that have similar economic characteristics to such securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to municipal securities and reverse repurchase agreements were removed as principal risks of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161283
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Income Fund
Class Name	Class R6
Trading Symbol	GEIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	ICE BofAML One-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,155	$10,056	$10,044
3/18	$10,278	$10,122	$10,165
3/19	$10,544	$10,369	$10,620
3/20	$10,527	$10,769	$11,568
3/21	$11,074	$10,787	$11,650
3/22	$10,935	$10,685	$11,167
3/23	$11,086	$10,794	$10,633
3/24	$11,742	$11,259	$10,814
3/25	$12,369	$11,819	$11,342
3/26	$12,868	$12,253	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	4.03%	3.05%	2.55%
ICE BofAML One-Year U.S. Treasury Note Index	3.67%	2.58%	2.05%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 486,943,005
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 1,399,472
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$486,943,005
# of Portfolio Holdings as of Period End	227
Portfolio Turnover Rate for the Period	65%
Total Net Advisory Fees Paid for the Period	$1,399,472

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	22.4%
Collateralized Loan Obligations	10.7%
Automotive	10.1%
U.S. Treasury Obligations	7.3%
Software	5.0%
Electrical	5.0%
Short-Term Investments	4.1%
Commercial Mortgage-Backed Securities	4.0%
Diversified Financial Services	4.0%
Other	25.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities and derivatives that have similar economic characteristics to such securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to municipal securities and reverse repurchase agreements were removed as principal risks of the Fund.

Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities and derivatives that have similar economic characteristics to such securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to municipal securities and reverse repurchase agreements were removed as principal risks of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025377
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Income Fund
Class Name	Institutional Class
Trading Symbol	GEIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	ICE BofAML One-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000	$1,000,000
3/17	$1,015,300	$1,005,600	$1,004,400
3/18	$1,026,367	$1,012,237	$1,016,453
3/19	$1,054,079	$1,036,936	$1,061,990
3/20	$1,052,287	$1,076,858	$1,156,826
3/21	$1,106,795	$1,078,688	$1,165,039
3/22	$1,092,850	$1,068,549	$1,116,690
3/23	$1,107,822	$1,079,448	$1,063,312
3/24	$1,172,075	$1,125,864	$1,081,388
3/25	$1,235,836	$1,181,932	$1,134,160
3/26	$1,285,517	$1,225,309	$1,183,496

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	4.02%	3.04%	2.54%
ICE BofAML One-Year U.S. Treasury Note Index	3.67%	2.58%	2.05%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 486,943,005
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 1,399,472
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$486,943,005
# of Portfolio Holdings as of Period End	227
Portfolio Turnover Rate for the Period	65%
Total Net Advisory Fees Paid for the Period	$1,399,472

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	22.4%
Collateralized Loan Obligations	10.7%
Automotive	10.1%
U.S. Treasury Obligations	7.3%
Software	5.0%
Electrical	5.0%
Short-Term Investments	4.1%
Commercial Mortgage-Backed Securities	4.0%
Diversified Financial Services	4.0%
Other	25.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities and derivatives that have similar economic characteristics to such securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to municipal securities and reverse repurchase agreements were removed as principal risks of the Fund.

Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities and derivatives that have similar economic characteristics to such securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to municipal securities and reverse repurchase agreements were removed as principal risks of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090758
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Income Fund
Class Name	Investor Class
Trading Symbol	GHIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	ICE BofAML One-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,144	$10,056	$10,044
3/18	$10,257	$10,122	$10,165
3/19	$10,513	$10,369	$10,620
3/20	$10,485	$10,769	$11,568
3/21	$11,019	$10,787	$11,650
3/22	$10,872	$10,685	$11,167
3/23	$11,012	$10,794	$10,633
3/24	$11,653	$11,259	$10,814
3/25	$12,265	$11,819	$11,342
3/26	$12,747	$12,253	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	3.93%	2.95%	2.46%
ICE BofAML One-Year U.S. Treasury Note Index	3.67%	2.58%	2.05%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 486,943,005
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 1,399,472
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$486,943,005
# of Portfolio Holdings as of Period End	227
Portfolio Turnover Rate for the Period	65%
Total Net Advisory Fees Paid for the Period	$1,399,472

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	22.4%
Collateralized Loan Obligations	10.7%
Automotive	10.1%
U.S. Treasury Obligations	7.3%
Software	5.0%
Electrical	5.0%
Short-Term Investments	4.1%
Commercial Mortgage-Backed Securities	4.0%
Diversified Financial Services	4.0%
Other	25.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities and derivatives that have similar economic characteristics to such securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to municipal securities and reverse repurchase agreements were removed as principal risks of the Fund.

Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities and derivatives that have similar economic characteristics to such securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to municipal securities and reverse repurchase agreements were removed as principal risks of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000231823
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Income Fund
Class Name	Service Class
Trading Symbol	GESVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Service Shares	ICE BofAML One-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
12/10/21	$10,000	$10,000	$10,000
3/22	$9,877	$9,916	$9,419
3/23	$9,963	$10,017	$8,969
3/24	$10,499	$10,448	$9,121
3/25	$11,004	$10,968	$9,566
3/26	$11,389	$11,371	$9,982

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since Inception
Service Shares (Commenced December 10, 2021)	3.50%	3.07%
ICE BofAML One-Year U.S. Treasury Note Index	3.67%	3.03%
Bloomberg U.S. Aggregate Bond Index	4.35%	-0.04%

Performance Inception Date	Dec. 10, 2021
AssetsNet	$ 486,943,005
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 1,399,472
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$486,943,005
# of Portfolio Holdings as of Period End	227
Portfolio Turnover Rate for the Period	65%
Total Net Advisory Fees Paid for the Period	$1,399,472

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	22.4%
Collateralized Loan Obligations	10.7%
Automotive	10.1%
U.S. Treasury Obligations	7.3%
Software	5.0%
Electrical	5.0%
Short-Term Investments	4.1%
Commercial Mortgage-Backed Securities	4.0%
Diversified Financial Services	4.0%
Other	25.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities and derivatives that have similar economic characteristics to such securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to municipal securities and reverse repurchase agreements were removed as principal risks of the Fund.

Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities and derivatives that have similar economic characteristics to such securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to municipal securities and reverse repurchase agreements were removed as principal risks of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025416
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Core Fixed Income Fund
Class Name	Class A
Trading Symbol	GSGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$88	0.87%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$9,625	$10,000	$10,000
3/17	$9,735	$10,114	$10,109
3/18	$9,869	$10,254	$10,358
3/19	$10,263	$10,663	$10,868
3/20	$10,765	$11,184	$11,585
3/21	$11,319	$11,760	$11,758
3/22	$10,806	$11,227	$11,297
3/23	$10,296	$10,697	$10,861
3/24	$10,725	$11,142	$11,311
3/25	$11,193	$11,629	$11,830
3/26	$11,551	$12,001	$12,243

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	3.20%	0.41%	1.84%
Class A including sales charges	-0.66%	-0.36%	1.45%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 801,560,122
Holdings Count | Holding	638
Advisory Fees Paid, Amount	$ 4,032,336
InvestmentCompanyPortfolioTurnover	488.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$801,560,122
# of Portfolio Holdings as of Period End	638
Portfolio Turnover Rate for the Period	488%
Total Net Advisory Fees Paid for the Period	$4,032,336

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Sovereign Debt Obligations	33.7%
Federal Agencies	14.4%
Commercial Mortgage-Backed Securities	11.9%
Banks	10.0%
Collateralized Mortgage Obligations	8.0%
Collateralized Loan Obligations	7.7%
Automotive	2.0%
Software	1.7%
U.S. Treasury Obligations	1.6%
Other	13.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Effective July 29, 2025, the Fund’s Investment Adviser agreed to increase its management fee waiver in order to achieve an effective net management fee rate of 0.48% as an annual percentage of average daily net assets of the Fund.

Material Fund Change Expenses [Text Block]

Effective July 29, 2025, the Fund’s Investment Adviser agreed to increase its management fee waiver in order to achieve an effective net management fee rate of 0.48% as an annual percentage of average daily net assets of the Fund.

Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025418
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Core Fixed Income Fund
Class Name	Class C
Trading Symbol	GSLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$164	1.62%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$9,900	$10,000	$10,000
3/17	$9,942	$10,042	$10,109
3/18	$10,009	$10,110	$10,358
3/19	$10,333	$10,438	$10,868
3/20	$10,754	$10,863	$11,585
3/21	$11,227	$11,341	$11,758
3/22	$10,634	$10,742	$11,297
3/23	$10,068	$10,169	$10,861
3/24	$10,401	$10,506	$11,311
3/25	$10,775	$10,884	$11,830
3/26	$11,027	$11,139	$12,243

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	2.34%	-0.36%	1.08%
Class C including sales charges	1.32%	-0.36%	1.08%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 801,560,122
Holdings Count | Holding	638
Advisory Fees Paid, Amount	$ 4,032,336
InvestmentCompanyPortfolioTurnover	488.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$801,560,122
# of Portfolio Holdings as of Period End	638
Portfolio Turnover Rate for the Period	488%
Total Net Advisory Fees Paid for the Period	$4,032,336

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Sovereign Debt Obligations	33.7%
Federal Agencies	14.4%
Commercial Mortgage-Backed Securities	11.9%
Banks	10.0%
Collateralized Mortgage Obligations	8.0%
Collateralized Loan Obligations	7.7%
Automotive	2.0%
Software	1.7%
U.S. Treasury Obligations	1.6%
Other	13.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Effective July 29, 2025, the Fund’s Investment Adviser agreed to increase its management fee waiver in order to achieve an effective net management fee rate of 0.48% as an annual percentage of average daily net assets of the Fund.

Material Fund Change Expenses [Text Block]

Effective July 29, 2025, the Fund’s Investment Adviser agreed to increase its management fee waiver in order to achieve an effective net management fee rate of 0.48% as an annual percentage of average daily net assets of the Fund.

Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202039
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Core Fixed Income Fund
Class Name	Class P
Trading Symbol	GGXPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/20/18	$10,000	$10,000
3/19	$10,477	$10,549
3/20	$11,026	$11,244
3/21	$11,631	$11,413
3/22	$11,139	$10,965
3/23	$10,657	$10,542
3/24	$11,137	$10,979
3/25	$11,662	$11,483
3/26	$12,076	$11,883

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	3.55%	0.75%	2.40%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.19%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 801,560,122
Holdings Count | Holding	638
Advisory Fees Paid, Amount	$ 4,032,336
InvestmentCompanyPortfolioTurnover	488.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$801,560,122
# of Portfolio Holdings as of Period End	638
Portfolio Turnover Rate for the Period	488%
Total Net Advisory Fees Paid for the Period	$4,032,336

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Sovereign Debt Obligations	33.7%
Federal Agencies	14.4%
Commercial Mortgage-Backed Securities	11.9%
Banks	10.0%
Collateralized Mortgage Obligations	8.0%
Collateralized Loan Obligations	7.7%
Automotive	2.0%
Software	1.7%
U.S. Treasury Obligations	1.6%
Other	13.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Effective July 29, 2025, the Fund’s Investment Adviser agreed to increase its management fee waiver in order to achieve an effective net management fee rate of 0.48% as an annual percentage of average daily net assets of the Fund.

Material Fund Change Expenses [Text Block]

Effective July 29, 2025, the Fund’s Investment Adviser agreed to increase its management fee waiver in order to achieve an effective net management fee rate of 0.48% as an annual percentage of average daily net assets of the Fund.

Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161291
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Core Fixed Income Fund
Class Name	Class R6
Trading Symbol	GBIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$10,000	$10,000
3/17	$10,150	$10,109
3/18	$10,326	$10,358
3/19	$10,775	$10,868
3/20	$11,339	$11,585
3/21	$11,962	$11,758
3/22	$11,456	$11,297
3/23	$10,959	$10,861
3/24	$11,442	$11,311
3/25	$11,982	$11,830
3/26	$12,407	$12,243

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	3.55%	0.73%	2.18%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 801,560,122
Holdings Count | Holding	638
Advisory Fees Paid, Amount	$ 4,032,336
InvestmentCompanyPortfolioTurnover	488.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$801,560,122
# of Portfolio Holdings as of Period End	638
Portfolio Turnover Rate for the Period	488%
Total Net Advisory Fees Paid for the Period	$4,032,336

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Sovereign Debt Obligations	33.7%
Federal Agencies	14.4%
Commercial Mortgage-Backed Securities	11.9%
Banks	10.0%
Collateralized Mortgage Obligations	8.0%
Collateralized Loan Obligations	7.7%
Automotive	2.0%
Software	1.7%
U.S. Treasury Obligations	1.6%
Other	13.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Effective July 29, 2025, the Fund’s Investment Adviser agreed to increase its management fee waiver in order to achieve an effective net management fee rate of 0.48% as an annual percentage of average daily net assets of the Fund.

Material Fund Change Expenses [Text Block]

Effective July 29, 2025, the Fund’s Investment Adviser agreed to increase its management fee waiver in order to achieve an effective net management fee rate of 0.48% as an annual percentage of average daily net assets of the Fund.

Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025414
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Core Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	GSGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$1,000,000	$1,000,000
3/17	$1,014,800	$1,010,900
3/18	$1,032,255	$1,035,768
3/19	$1,077,054	$1,086,832
3/20	$1,133,384	$1,158,454
3/21	$1,195,494	$1,175,831
3/22	$1,144,805	$1,129,738
3/23	$1,094,090	$1,086,130
3/24	$1,143,215	$1,131,096
3/25	$1,197,060	$1,183,013
3/26	$1,239,436	$1,224,300

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	3.54%	0.72%	2.17%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 801,560,122
Holdings Count | Holding	638
Advisory Fees Paid, Amount	$ 4,032,336
InvestmentCompanyPortfolioTurnover	488.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$801,560,122
# of Portfolio Holdings as of Period End	638
Portfolio Turnover Rate for the Period	488%
Total Net Advisory Fees Paid for the Period	$4,032,336

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Sovereign Debt Obligations	33.7%
Federal Agencies	14.4%
Commercial Mortgage-Backed Securities	11.9%
Banks	10.0%
Collateralized Mortgage Obligations	8.0%
Collateralized Loan Obligations	7.7%
Automotive	2.0%
Software	1.7%
U.S. Treasury Obligations	1.6%
Other	13.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Effective July 29, 2025, the Fund’s Investment Adviser agreed to increase its management fee waiver in order to achieve an effective net management fee rate of 0.48% as an annual percentage of average daily net assets of the Fund.

Material Fund Change Expenses [Text Block]

Effective July 29, 2025, the Fund’s Investment Adviser agreed to increase its management fee waiver in order to achieve an effective net management fee rate of 0.48% as an annual percentage of average daily net assets of the Fund.

Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090762
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Core Fixed Income Fund
Class Name	Investor Class
Trading Symbol	GBIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$10,000	$10,000
3/17	$10,139	$10,109
3/18	$10,304	$10,358
3/19	$10,742	$10,868
3/20	$11,288	$11,585
3/21	$11,901	$11,758
3/22	$11,388	$11,297
3/23	$10,885	$10,861
3/24	$11,367	$11,311
3/25	$11,893	$11,830
3/26	$12,294	$12,243

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	3.37%	0.65%	2.09%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 801,560,122
Holdings Count | Holding	638
Advisory Fees Paid, Amount	$ 4,032,336
InvestmentCompanyPortfolioTurnover	488.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$801,560,122
# of Portfolio Holdings as of Period End	638
Portfolio Turnover Rate for the Period	488%
Total Net Advisory Fees Paid for the Period	$4,032,336

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Sovereign Debt Obligations	33.7%
Federal Agencies	14.4%
Commercial Mortgage-Backed Securities	11.9%
Banks	10.0%
Collateralized Mortgage Obligations	8.0%
Collateralized Loan Obligations	7.7%
Automotive	2.0%
Software	1.7%
U.S. Treasury Obligations	1.6%
Other	13.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Effective July 29, 2025, the Fund’s Investment Adviser agreed to increase its management fee waiver in order to achieve an effective net management fee rate of 0.48% as an annual percentage of average daily net assets of the Fund.

Material Fund Change Expenses [Text Block]

Effective July 29, 2025, the Fund’s Investment Adviser agreed to increase its management fee waiver in order to achieve an effective net management fee rate of 0.48% as an annual percentage of average daily net assets of the Fund.

Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025415
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Core Fixed Income Fund
Class Name	Service Class
Trading Symbol	GGISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$105	1.03%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Service Shares	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$10,000	$10,000
3/17	$10,090	$10,109
3/18	$10,222	$10,358
3/19	$10,606	$10,868
3/20	$11,107	$11,585
3/21	$11,660	$11,758
3/22	$11,108	$11,297
3/23	$10,567	$10,861
3/24	$10,978	$11,311
3/25	$11,439	$11,830
3/26	$11,778	$12,243

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Service Shares	2.97%	0.20%	1.65%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 801,560,122
Holdings Count | Holding	638
Advisory Fees Paid, Amount	$ 4,032,336
InvestmentCompanyPortfolioTurnover	488.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$801,560,122
# of Portfolio Holdings as of Period End	638
Portfolio Turnover Rate for the Period	488%
Total Net Advisory Fees Paid for the Period	$4,032,336

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Sovereign Debt Obligations	33.7%
Federal Agencies	14.4%
Commercial Mortgage-Backed Securities	11.9%
Banks	10.0%
Collateralized Mortgage Obligations	8.0%
Collateralized Loan Obligations	7.7%
Automotive	2.0%
Software	1.7%
U.S. Treasury Obligations	1.6%
Other	13.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Effective July 29, 2025, the Fund’s Investment Adviser agreed to increase its management fee waiver in order to achieve an effective net management fee rate of 0.48% as an annual percentage of average daily net assets of the Fund.

Material Fund Change Expenses [Text Block]

Effective July 29, 2025, the Fund’s Investment Adviser agreed to increase its management fee waiver in order to achieve an effective net management fee rate of 0.48% as an annual percentage of average daily net assets of the Fund.

Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090159
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Floating Rate Fund
Class Name	Class A
Trading Symbol	GFRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$100	0.98%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

High yield floating rate bonds broadly gained, supported by Fed monetary policy, robust corporate earnings and favorable supply/demand dynamics. Yields were volatile, falling in the first half of the Period on expected Fed rate cuts and rising in the second half on worries about potential AI disruption and private credit stresses.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,775	$10,000	$10,000	$10,000
3/17	$10,447	$10,687	$10,974	$10,044
3/18	$10,760	$11,008	$11,483	$10,165
3/19	$10,929	$11,180	$11,866	$10,620
3/20	$9,675	$9,898	$10,737	$11,568
3/21	$11,897	$12,171	$12,967	$11,650
3/22	$12,114	$12,393	$13,384	$11,167
3/23	$12,208	$12,489	$13,667	$10,633
3/24	$13,582	$13,895	$15,359	$10,814
3/25	$14,245	$14,573	$16,437	$11,342
3/26	$14,732	$15,071	$17,225	$11,835

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	3.42%	4.37%	4.19%
Class A including sales charges	1.09%	3.88%	3.95%
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	4.79%	5.84%	5.58%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 1,408,024,114
Holdings Count | Holding	391
Advisory Fees Paid, Amount	$ 9,647,885
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,408,024,114
# of Portfolio Holdings as of Period End	391
Portfolio Turnover Rate for the Period	53%
Total Net Advisory Fees Paid for the Period	$9,647,885

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Insurance	5.9%
Diversified Financial Services	5.1%
Technology - Software	5.0%
Commercial Services	4.8%
Building & Construction	4.4%
Aerospace & Defense	3.9%
Chemicals	3.8%
Technology	3.7%
Consumer Cyclical Services	3.7%
Other	59.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest in fixed income instruments. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Strategies [Text Block]

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest in fixed income instruments. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090160
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Floating Rate Fund
Class Name	Class C
Trading Symbol	GFRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$175	1.73%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

High yield floating rate bonds broadly gained, supported by Fed monetary policy, robust corporate earnings and favorable supply/demand dynamics. Yields were volatile, falling in the first half of the Period on expected Fed rate cuts and rising in the second half on worries about potential AI disruption and private credit stresses.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class C (including sales charges)	Class C (excluding sales charges)	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,900	$10,000	$10,000	$10,000
3/17	$10,501	$10,607	$10,974	$10,044
3/18	$10,735	$10,844	$11,483	$10,165
3/19	$10,822	$10,931	$11,866	$10,620
3/20	$9,509	$9,605	$10,737	$11,568
3/21	$11,619	$11,736	$12,967	$11,650
3/22	$11,730	$11,849	$13,384	$11,167
3/23	$11,732	$11,851	$13,667	$10,633
3/24	$12,957	$13,088	$15,359	$10,814
3/25	$13,489	$13,625	$16,437	$11,342
3/26	$13,863	$14,004	$17,225	$11,835

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	2.78%	3.59%	3.42%
Class C including sales charges	1.75%	3.59%	3.42%
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	4.79%	5.84%	5.58%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 1,408,024,114
Holdings Count | Holding	391
Advisory Fees Paid, Amount	$ 9,647,885
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,408,024,114
# of Portfolio Holdings as of Period End	391
Portfolio Turnover Rate for the Period	53%
Total Net Advisory Fees Paid for the Period	$9,647,885

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Insurance	5.9%
Diversified Financial Services	5.1%
Technology - Software	5.0%
Commercial Services	4.8%
Building & Construction	4.4%
Aerospace & Defense	3.9%
Chemicals	3.8%
Technology	3.7%
Consumer Cyclical Services	3.7%
Other	59.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest in fixed income instruments. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Strategies [Text Block]

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest in fixed income instruments. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202045
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Floating Rate Fund
Class Name	Class P
Trading Symbol	GGNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

High yield floating rate bonds broadly gained, supported by Fed monetary policy, robust corporate earnings and favorable supply/demand dynamics. Yields were volatile, falling in the first half of the Period on expected Fed rate cuts and rising in the second half on worries about potential AI disruption and private credit stresses.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,132	$10,288	$10,538
3/20	$9,003	$9,310	$11,479
3/21	$11,118	$11,243	$11,561
3/22	$11,361	$11,604	$11,081
3/23	$11,489	$11,850	$10,551
3/24	$12,825	$13,317	$10,730
3/25	$13,493	$14,252	$11,254
3/26	$13,997	$14,935	$11,744

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	3.73%	4.71%	4.32%
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	4.79%	5.84%	5.17%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 1,408,024,114
Holdings Count | Holding	391
Advisory Fees Paid, Amount	$ 9,647,885
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,408,024,114
# of Portfolio Holdings as of Period End	391
Portfolio Turnover Rate for the Period	53%
Total Net Advisory Fees Paid for the Period	$9,647,885

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Insurance	5.9%
Diversified Financial Services	5.1%
Technology - Software	5.0%
Commercial Services	4.8%
Building & Construction	4.4%
Aerospace & Defense	3.9%
Chemicals	3.8%
Technology	3.7%
Consumer Cyclical Services	3.7%
Other	59.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest in fixed income instruments. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Strategies [Text Block]

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest in fixed income instruments. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090163
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Floating Rate Fund
Class Name	Class R
Trading Symbol	GFRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$125	1.23%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

High yield floating rate bonds broadly gained, supported by Fed monetary policy, robust corporate earnings and favorable supply/demand dynamics. Yields were volatile, falling in the first half of the Period on expected Fed rate cuts and rising in the second half on worries about potential AI disruption and private credit stresses.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,661	$10,974	$10,044
3/18	$10,953	$11,483	$10,165
3/19	$11,097	$11,866	$10,620
3/20	$9,802	$10,737	$11,568
3/21	$12,026	$12,967	$11,650
3/22	$12,216	$13,384	$11,167
3/23	$12,279	$13,667	$10,633
3/24	$13,629	$15,359	$10,814
3/25	$14,258	$16,437	$11,342
3/26	$14,727	$17,225	$11,835

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R	3.29%	4.13%	3.94%
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	4.79%	5.84%	5.58%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 1,408,024,114
Holdings Count | Holding	391
Advisory Fees Paid, Amount	$ 9,647,885
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,408,024,114
# of Portfolio Holdings as of Period End	391
Portfolio Turnover Rate for the Period	53%
Total Net Advisory Fees Paid for the Period	$9,647,885

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Insurance	5.9%
Diversified Financial Services	5.1%
Technology - Software	5.0%
Commercial Services	4.8%
Building & Construction	4.4%
Aerospace & Defense	3.9%
Chemicals	3.8%
Technology	3.7%
Consumer Cyclical Services	3.7%
Other	59.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest in fixed income instruments. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Strategies [Text Block]

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest in fixed income instruments. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000195494
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Floating Rate Fund
Class Name	Class R6
Trading Symbol	GFRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

High yield floating rate bonds broadly gained, supported by Fed monetary policy, robust corporate earnings and favorable supply/demand dynamics. Yields were volatile, falling in the first half of the Period on expected Fed rate cuts and rising in the second half on worries about potential AI disruption and private credit stresses.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
11/30/17	$10,000	$10,000	$10,000
3/18	$10,117	$10,197	$9,899
3/19	$10,301	$10,537	$10,342
3/20	$9,154	$9,535	$11,266
3/21	$11,291	$11,515	$11,346
3/22	$11,537	$11,884	$10,875
3/23	$11,666	$12,136	$10,355
3/24	$13,024	$13,639	$10,531
3/25	$13,702	$14,596	$11,045
3/26	$14,213	$15,296	$11,526

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced November 30, 2017)	3.73%	4.71%	4.30%
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	4.79%	5.84%	5.23%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.72%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Nov. 30, 2017
AssetsNet	$ 1,408,024,114
Holdings Count | Holding	391
Advisory Fees Paid, Amount	$ 9,647,885
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,408,024,114
# of Portfolio Holdings as of Period End	391
Portfolio Turnover Rate for the Period	53%
Total Net Advisory Fees Paid for the Period	$9,647,885

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Insurance	5.9%
Diversified Financial Services	5.1%
Technology - Software	5.0%
Commercial Services	4.8%
Building & Construction	4.4%
Aerospace & Defense	3.9%
Chemicals	3.8%
Technology	3.7%
Consumer Cyclical Services	3.7%
Other	59.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest in fixed income instruments. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Strategies [Text Block]

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest in fixed income instruments. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090161
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Floating Rate Fund
Class Name	Institutional Class
Trading Symbol	GSFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

High yield floating rate bonds broadly gained, supported by Fed monetary policy, robust corporate earnings and favorable supply/demand dynamics. Yields were volatile, falling in the first half of the Period on expected Fed rate cuts and rising in the second half on worries about potential AI disruption and private credit stresses.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000	$1,000,000
3/17	$1,071,200	$1,097,400	$1,004,400
3/18	$1,108,156	$1,148,319	$1,016,453
3/19	$1,128,214	$1,186,558	$1,061,990
3/20	$1,003,434	$1,073,717	$1,156,826
3/21	$1,237,635	$1,296,728	$1,165,039
3/22	$1,263,130	$1,338,353	$1,116,690
3/23	$1,277,025	$1,366,726	$1,063,312
3/24	$1,425,543	$1,535,926	$1,081,388
3/25	$1,499,528	$1,643,748	$1,134,160
3/26	$1,555,161	$1,722,484	$1,183,496

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	3.71%	4.67%	4.51%
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	4.79%	5.84%	5.58%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 1,408,024,114
Holdings Count | Holding	391
Advisory Fees Paid, Amount	$ 9,647,885
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,408,024,114
# of Portfolio Holdings as of Period End	391
Portfolio Turnover Rate for the Period	53%
Total Net Advisory Fees Paid for the Period	$9,647,885

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Insurance	5.9%
Diversified Financial Services	5.1%
Technology - Software	5.0%
Commercial Services	4.8%
Building & Construction	4.4%
Aerospace & Defense	3.9%
Chemicals	3.8%
Technology	3.7%
Consumer Cyclical Services	3.7%
Other	59.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest in fixed income instruments. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Strategies [Text Block]

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest in fixed income instruments. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090162
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Floating Rate Fund
Class Name	Investor Class
Trading Symbol	GFRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$74	0.73%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

High yield floating rate bonds broadly gained, supported by Fed monetary policy, robust corporate earnings and favorable supply/demand dynamics. Yields were volatile, falling in the first half of the Period on expected Fed rate cuts and rising in the second half on worries about potential AI disruption and private credit stresses.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,702	$10,974	$10,044
3/18	$11,062	$11,483	$10,165
3/19	$11,264	$11,866	$10,620
3/20	$10,001	$10,737	$11,568
3/21	$12,337	$12,967	$11,650
3/22	$12,581	$13,384	$11,167
3/23	$12,712	$13,667	$10,633
3/24	$14,194	$15,359	$10,814
3/25	$14,925	$16,437	$11,342
3/26	$15,476	$17,225	$11,835

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	3.69%	4.64%	4.46%
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	4.79%	5.84%	5.58%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 1,408,024,114
Holdings Count | Holding	391
Advisory Fees Paid, Amount	$ 9,647,885
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,408,024,114
# of Portfolio Holdings as of Period End	391
Portfolio Turnover Rate for the Period	53%
Total Net Advisory Fees Paid for the Period	$9,647,885

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Insurance	5.9%
Diversified Financial Services	5.1%
Technology - Software	5.0%
Commercial Services	4.8%
Building & Construction	4.4%
Aerospace & Defense	3.9%
Chemicals	3.8%
Technology	3.7%
Consumer Cyclical Services	3.7%
Other	59.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest in fixed income instruments. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Strategies [Text Block]

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest in fixed income instruments. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000215837
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Fund
Class Name	Class A
Trading Symbol	GSCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index
12/3/19	$9,625	$10,000	$10,000
3/20	$8,649	$8,986	$10,276
3/21	$10,374	$10,778	$10,349
3/22	$10,077	$10,470	$9,919
3/23	$9,689	$10,066	$9,445
3/24	$10,689	$11,105	$9,606
3/25	$11,347	$11,789	$10,075
3/26	$11,985	$12,452	$10,513

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception
Class A (Commenced December 3, 2019)	5.62%	2.93%	3.53%
Class A including sales charges	1.65%	2.14%	2.90%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	0.79%

Performance Inception Date	Dec. 03, 2019
AssetsNet	$ 159,221,254
Holdings Count | Holding	651
Advisory Fees Paid, Amount	$ 753,137
InvestmentCompanyPortfolioTurnover	427.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$159,221,254
# of Portfolio Holdings as of Period End	651
Portfolio Turnover Rate for the Period	427%
Total Net Advisory Fees Paid for the Period	$753,137

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	11.6%
Pipelines	6.0%
Collateralized Loan Obligations	5.9%
Federal Agencies	5.5%
Software	5.5%
Oil Field Services	5.4%
Diversified Financial Services	4.5%
Telecommunication Services	4.3%
Insurance	4.1%
Other	51.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Income ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

The Fund's net expense ratio decreased during the Period as a result of a reduction in the “Other Expenses” limitation and the addition of a management fee waiver.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the Period as a result of a reduction in the “Other Expenses” limitation and the addition of a management fee waiver.
Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Income ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000215839
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Fund
Class Name	Class C
Trading Symbol	GSCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$167	1.63%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index
12/3/19	$9,900	$10,000	$10,000
3/20	$8,875	$8,965	$10,276
3/21	$10,567	$10,674	$10,349
3/22	$10,188	$10,291	$9,919
3/23	$9,722	$9,820	$9,445
3/24	$10,633	$10,740	$9,606
3/25	$11,205	$11,318	$10,075
3/26	$11,760	$11,879	$10,513

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception
Class C (Commenced December 3, 2019)	4.95%	2.16%	2.76%
Class C including sales charges	3.91%	2.16%	2.76%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	0.79%

Performance Inception Date	Dec. 03, 2019
AssetsNet	$ 159,221,254
Holdings Count | Holding	651
Advisory Fees Paid, Amount	$ 753,137
InvestmentCompanyPortfolioTurnover	427.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$159,221,254
# of Portfolio Holdings as of Period End	651
Portfolio Turnover Rate for the Period	427%
Total Net Advisory Fees Paid for the Period	$753,137

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	11.6%
Pipelines	6.0%
Collateralized Loan Obligations	5.9%
Federal Agencies	5.5%
Software	5.5%
Oil Field Services	5.4%
Diversified Financial Services	4.5%
Telecommunication Services	4.3%
Insurance	4.1%
Other	51.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Income ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

The Fund's net expense ratio decreased during the Period as a result of a reduction in the “Other Expenses” limitation and the addition of a management fee waiver.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the Period as a result of a reduction in the “Other Expenses” limitation and the addition of a management fee waiver.
Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Income ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000215834
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Fund
Class Name	Class P
Trading Symbol	GSCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	Bloomberg U.S. Aggregate Bond Index
12/3/19	$10,000	$10,000
3/20	$8,997	$10,276
3/21	$10,828	$10,349
3/22	$10,554	$9,919
3/23	$10,182	$9,445
3/24	$11,259	$9,606
3/25	$12,007	$10,075
3/26	$12,725	$10,513

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced December 3, 2019)	5.98%	3.28%	3.88%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	0.79%

Performance Inception Date	Dec. 03, 2019
AssetsNet	$ 159,221,254
Holdings Count | Holding	651
Advisory Fees Paid, Amount	$ 753,137
InvestmentCompanyPortfolioTurnover	427.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$159,221,254
# of Portfolio Holdings as of Period End	651
Portfolio Turnover Rate for the Period	427%
Total Net Advisory Fees Paid for the Period	$753,137

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	11.6%
Pipelines	6.0%
Collateralized Loan Obligations	5.9%
Federal Agencies	5.5%
Software	5.5%
Oil Field Services	5.4%
Diversified Financial Services	4.5%
Telecommunication Services	4.3%
Insurance	4.1%
Other	51.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Income ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

The Fund's net expense ratio decreased during the Period as a result of a reduction in the “Other Expenses” limitation and the addition of a management fee waiver.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the Period as a result of a reduction in the “Other Expenses” limitation and the addition of a management fee waiver.
Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Income ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000215835
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Fund
Class Name	Class R6
Trading Symbol	GSCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index
12/3/19	$10,000	$10,000
3/20	$8,997	$10,276
3/21	$10,828	$10,349
3/22	$10,554	$9,919
3/23	$10,182	$9,445
3/24	$11,259	$9,606
3/25	$12,006	$10,075
3/26	$12,724	$10,513

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced December 3, 2019)	5.98%	3.28%	3.88%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	0.79%

Performance Inception Date	Dec. 03, 2019
AssetsNet	$ 159,221,254
Holdings Count | Holding	651
Advisory Fees Paid, Amount	$ 753,137
InvestmentCompanyPortfolioTurnover	427.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$159,221,254
# of Portfolio Holdings as of Period End	651
Portfolio Turnover Rate for the Period	427%
Total Net Advisory Fees Paid for the Period	$753,137

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	11.6%
Pipelines	6.0%
Collateralized Loan Obligations	5.9%
Federal Agencies	5.5%
Software	5.5%
Oil Field Services	5.4%
Diversified Financial Services	4.5%
Telecommunication Services	4.3%
Insurance	4.1%
Other	51.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Income ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

The Fund's net expense ratio decreased during the Period as a result of a reduction in the “Other Expenses” limitation and the addition of a management fee waiver.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the Period as a result of a reduction in the “Other Expenses” limitation and the addition of a management fee waiver.
Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Income ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000215838
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Fund
Class Name	Institutional Class
Trading Symbol	GSNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Bloomberg U.S. Aggregate Bond Index
12/3/19	$1,000,000	$1,000,000
3/20	$899,700	$1,027,600
3/21	$1,082,699	$1,034,896
3/22	$1,055,198	$991,948
3/23	$1,017,950	$944,533
3/24	$1,125,445	$960,590
3/25	$1,198,824	$1,007,467
3/26	$1,271,833	$1,051,291

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception
Institutional Shares (Commenced December 3, 2019)	6.09%	3.27%	3.87%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	0.79%

Performance Inception Date	Dec. 03, 2019
AssetsNet	$ 159,221,254
Holdings Count | Holding	651
Advisory Fees Paid, Amount	$ 753,137
InvestmentCompanyPortfolioTurnover	427.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$159,221,254
# of Portfolio Holdings as of Period End	651
Portfolio Turnover Rate for the Period	427%
Total Net Advisory Fees Paid for the Period	$753,137

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	11.6%
Pipelines	6.0%
Collateralized Loan Obligations	5.9%
Federal Agencies	5.5%
Software	5.5%
Oil Field Services	5.4%
Diversified Financial Services	4.5%
Telecommunication Services	4.3%
Insurance	4.1%
Other	51.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Income ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

The Fund's net expense ratio decreased during the Period as a result of a reduction in the “Other Expenses” limitation and the addition of a management fee waiver.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the Period as a result of a reduction in the “Other Expenses” limitation and the addition of a management fee waiver.
Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Income ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000215840
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Fund
Class Name	Investor Class
Trading Symbol	GSCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	Bloomberg U.S. Aggregate Bond Index
12/3/19	$10,000	$10,000
3/20	$8,994	$10,276
3/21	$10,814	$10,349
3/22	$10,531	$9,919
3/23	$10,151	$9,445
3/24	$11,226	$9,606
3/25	$11,961	$10,075
3/26	$12,663	$10,513

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception
Investor Shares (Commenced December 3, 2019)	5.87%	3.21%	3.80%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	0.79%

Performance Inception Date	Dec. 03, 2019
AssetsNet	$ 159,221,254
Holdings Count | Holding	651
Advisory Fees Paid, Amount	$ 753,137
InvestmentCompanyPortfolioTurnover	427.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$159,221,254
# of Portfolio Holdings as of Period End	651
Portfolio Turnover Rate for the Period	427%
Total Net Advisory Fees Paid for the Period	$753,137

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	11.6%
Pipelines	6.0%
Collateralized Loan Obligations	5.9%
Federal Agencies	5.5%
Software	5.5%
Oil Field Services	5.4%
Diversified Financial Services	4.5%
Telecommunication Services	4.3%
Insurance	4.1%
Other	51.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Income ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

The Fund's net expense ratio decreased during the Period as a result of a reduction in the “Other Expenses” limitation and the addition of a management fee waiver.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the Period as a result of a reduction in the “Other Expenses” limitation and the addition of a management fee waiver.
Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Income ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000051524
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Inflation Protected Securities Fund
Class Name	Class A
Trading Symbol	GSAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. TIPS Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,625	$10,000	$10,000	$10,000
3/17	$9,752	$10,132	$10,148	$10,044
3/18	$9,782	$10,163	$10,241	$10,165
3/19	$9,998	$10,388	$10,518	$10,620
3/20	$10,590	$11,003	$11,238	$11,568
3/21	$11,302	$11,742	$12,086	$11,650
3/22	$11,715	$12,171	$12,604	$11,167
3/23	$10,970	$11,397	$11,840	$10,633
3/24	$10,951	$11,378	$11,894	$10,814
3/25	$11,572	$12,023	$12,628	$11,342
3/26	$11,872	$12,334	$13,006	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	2.59%	0.99%	2.12%
Class A including sales charges	-1.24%	0.22%	1.73%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 227,389,097
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 529,312
InvestmentCompanyPortfolioTurnover	221.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$227,389,097
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	221%
Total Net Advisory Fees Paid for the Period	$529,312

Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	92.7%
Other	4.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, investments related to other investment companies was removed as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to other investment companies was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000051525
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Inflation Protected Securities Fund
Class Name	Class C
Trading Symbol	GSCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$143	1.42%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg U.S. TIPS Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,900	$10,000	$10,000	$10,000
3/17	$9,958	$10,059	$10,148	$10,044
3/18	$9,917	$10,017	$10,241	$10,165
3/19	$10,053	$10,155	$10,518	$10,620
3/20	$10,570	$10,677	$11,238	$11,568
3/21	$11,205	$11,319	$12,086	$11,650
3/22	$11,532	$11,648	$12,604	$11,167
3/23	$10,710	$10,819	$11,840	$10,633
3/24	$10,618	$10,726	$11,894	$10,814
3/25	$11,128	$11,240	$12,628	$11,342
3/26	$11,331	$11,445	$13,006	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C	1.82%	0.22%	1.36%
Class C including sales charges	0.80%	0.22%	1.36%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 227,389,097
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 529,312
InvestmentCompanyPortfolioTurnover	221.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$227,389,097
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	221%
Total Net Advisory Fees Paid for the Period	$529,312

Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	92.7%
Other	4.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, investments related to other investment companies was removed as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to other investment companies was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202042
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Inflation Protected Securities Fund
Class Name	Class P
Trading Symbol	GGJPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$33	0.33%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	Bloomberg U.S. TIPS Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,277	$10,309	$10,538
3/20	$10,935	$11,015	$11,479
3/21	$11,708	$11,846	$11,561
3/22	$12,182	$12,354	$11,081
3/23	$11,438	$11,605	$10,551
3/24	$11,469	$11,657	$10,730
3/25	$12,162	$12,377	$11,254
3/26	$12,515	$12,748	$11,744

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	2.90%	1.34%	2.86%
Bloomberg U.S. TIPS Index	3.00%	1.48%	3.10%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 227,389,097
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 529,312
InvestmentCompanyPortfolioTurnover	221.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$227,389,097
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	221%
Total Net Advisory Fees Paid for the Period	$529,312

Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	92.7%
Other	4.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2025, investments related to other investment companies was removed as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to other investment companies was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000059010
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Inflation Protected Securities Fund
Class Name	Class R
Trading Symbol	GSRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$93	0.92%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R	Bloomberg U.S. TIPS Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,107	$10,148	$10,044
3/18	$10,116	$10,241	$10,165
3/19	$10,305	$10,518	$10,620
3/20	$10,895	$11,238	$11,568
3/21	$11,595	$12,086	$11,650
3/22	$11,995	$12,604	$11,167
3/23	$11,200	$11,840	$10,633
3/24	$11,154	$11,894	$10,814
3/25	$11,764	$12,628	$11,342
3/26	$12,029	$13,006	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R	2.25%	0.74%	1.86%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 227,389,097
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 529,312
InvestmentCompanyPortfolioTurnover	221.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$227,389,097
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	221%
Total Net Advisory Fees Paid for the Period	$529,312

Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	92.7%
Other	4.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, investments related to other investment companies was removed as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to other investment companies was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161294
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Inflation Protected Securities Fund
Class Name	Class R6
Trading Symbol	GSRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$33	0.33%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. TIPS Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,162	$10,148	$10,044
3/18	$10,238	$10,241	$10,165
3/19	$10,491	$10,518	$10,620
3/20	$11,153	$11,238	$11,568
3/21	$11,953	$12,086	$11,650
3/22	$12,426	$12,604	$11,167
3/23	$11,678	$11,840	$10,633
3/24	$11,698	$11,894	$10,814
3/25	$12,407	$12,628	$11,342
3/26	$12,767	$13,006	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	2.90%	1.33%	2.47%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 227,389,097
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 529,312
InvestmentCompanyPortfolioTurnover	221.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$227,389,097
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	221%
Total Net Advisory Fees Paid for the Period	$529,312

Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	92.7%
Other	4.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2025, investments related to other investment companies was removed as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to other investment companies was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000051526
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Inflation Protected Securities Fund
Class Name	Institutional Class
Trading Symbol	GSIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.34%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Bloomberg U.S. TIPS Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000	$1,000,000
3/17	$1,017,000	$1,014,800	$1,004,400
3/18	$1,023,509	$1,024,136	$1,016,453
3/19	$1,049,608	$1,051,788	$1,061,990
3/20	$1,115,629	$1,123,835	$1,156,826
3/21	$1,194,392	$1,208,572	$1,165,039
3/22	$1,242,645	$1,260,420	$1,116,690
3/23	$1,167,465	$1,184,039	$1,063,312
3/24	$1,169,333	$1,189,367	$1,081,388
3/25	$1,239,961	$1,262,751	$1,134,160
3/26	$1,275,796	$1,300,633	$1,183,496

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	2.89%	1.33%	2.46%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 227,389,097
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 529,312
InvestmentCompanyPortfolioTurnover	221.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$227,389,097
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	221%
Total Net Advisory Fees Paid for the Period	$529,312

Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	92.7%
Other	4.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2025, investments related to other investment companies was removed as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to other investment companies was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000059011
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Inflation Protected Securities Fund
Class Name	Investor Class
Trading Symbol	GSTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	Bloomberg U.S. TIPS Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,164	$10,148	$10,044
3/18	$10,220	$10,241	$10,165
3/19	$10,473	$10,518	$10,620
3/20	$11,117	$11,238	$11,568
3/21	$11,899	$12,086	$11,650
3/22	$12,363	$12,604	$11,167
3/23	$11,600	$11,840	$10,633
3/24	$11,621	$11,894	$10,814
3/25	$12,304	$12,628	$11,342
3/26	$12,655	$13,006	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	2.85%	1.24%	2.38%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 227,389,097
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 529,312
InvestmentCompanyPortfolioTurnover	221.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$227,389,097
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	221%
Total Net Advisory Fees Paid for the Period	$529,312

Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	92.7%
Other	4.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, investments related to other investment companies was removed as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to other investment companies was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025412
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investment Grade Credit Fund
Class Name	Class A
Trading Symbol	GSGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Investment grade corporate bonds broadly gained, buoyed by the start of the Fed’s easing cycle and resilient fundamentals. Periodic volatility stemmed from macro and geopolitical events, such as trade tariffs, a government shutdown that delayed economic releases, and an energy shock driven by conflict in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. Credit Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,625	$10,000	$10,000	$10,000
3/17	$9,890	$10,275	$10,296	$10,044
3/18	$10,121	$10,515	$10,563	$10,165
3/19	$10,641	$11,056	$11,079	$10,620
3/20	$10,853	$11,276	$11,644	$11,568
3/21	$12,072	$12,542	$12,562	$11,650
3/22	$11,538	$11,988	$12,039	$11,167
3/23	$10,879	$11,303	$11,400	$10,633
3/24	$11,373	$11,817	$11,873	$10,814
3/25	$11,934	$12,399	$12,451	$11,342
3/26	$12,462	$12,947	$13,054	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	4.42%	0.64%	2.62%
Class A including sales charges	0.54%	-0.12%	2.23%
Bloomberg U.S. Credit Index	4.84%	0.77%	2.70%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 683,513,575
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 2,229,862
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$683,513,575
# of Portfolio Holdings as of Period End	496
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$2,229,862

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	22.0%
Software	8.7%
Diversified Financial Services	4.7%
Automotive	4.4%
Real Estate Investment Trust	4.3%
Healthcare Providers & Services	4.2%
Electrical	3.8%
Aerospace & Defense	3.5%
Agriculture	3.1%
Other	36.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202038
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investment Grade Credit Fund
Class Name	Class P
Trading Symbol	GGBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Investment grade corporate bonds broadly gained, buoyed by the start of the Fed’s easing cycle and resilient fundamentals. Periodic volatility stemmed from macro and geopolitical events, such as trade tariffs, a government shutdown that delayed economic releases, and an energy shock driven by conflict in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	Bloomberg U.S. Credit Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,612	$10,584	$10,538
3/20	$10,872	$11,124	$11,479
3/21	$12,134	$12,000	$11,561
3/22	$11,637	$11,501	$11,081
3/23	$11,010	$10,890	$10,551
3/24	$11,549	$11,342	$10,730
3/25	$12,160	$11,895	$11,254
3/26	$12,740	$12,470	$11,744

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	4.77%	0.98%	3.09%
Bloomberg U.S. Credit Index	4.84%	0.77%	2.81%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 683,513,575
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 2,229,862
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$683,513,575
# of Portfolio Holdings as of Period End	496
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$2,229,862

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	22.0%
Software	8.7%
Diversified Financial Services	4.7%
Automotive	4.4%
Real Estate Investment Trust	4.3%
Healthcare Providers & Services	4.2%
Electrical	3.8%
Aerospace & Defense	3.5%
Agriculture	3.1%
Other	36.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161290
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investment Grade Credit Fund
Class Name	Class R6
Trading Symbol	GTIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Investment grade corporate bonds broadly gained, buoyed by the start of the Fed’s easing cycle and resilient fundamentals. Periodic volatility stemmed from macro and geopolitical events, such as trade tariffs, a government shutdown that delayed economic releases, and an energy shock driven by conflict in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. Credit Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,323	$10,296	$10,044
3/18	$10,602	$10,563	$10,165
3/19	$11,173	$11,079	$10,620
3/20	$11,447	$11,644	$11,568
3/21	$12,761	$12,562	$11,650
3/22	$12,252	$12,039	$11,167
3/23	$11,593	$11,400	$10,633
3/24	$12,161	$11,873	$10,814
3/25	$12,804	$12,451	$11,342
3/26	$13,415	$13,054	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	4.77%	1.00%	2.98%
Bloomberg U.S. Credit Index	4.84%	0.77%	2.70%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 683,513,575
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 2,229,862
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$683,513,575
# of Portfolio Holdings as of Period End	496
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$2,229,862

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	22.0%
Software	8.7%
Diversified Financial Services	4.7%
Automotive	4.4%
Real Estate Investment Trust	4.3%
Healthcare Providers & Services	4.2%
Electrical	3.8%
Aerospace & Defense	3.5%
Agriculture	3.1%
Other	36.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025410
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investment Grade Credit Fund
Class Name	Institutional Class
Trading Symbol	GSGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Investment grade corporate bonds broadly gained, buoyed by the start of the Fed’s easing cycle and resilient fundamentals. Periodic volatility stemmed from macro and geopolitical events, such as trade tariffs, a government shutdown that delayed economic releases, and an energy shock driven by conflict in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Bloomberg U.S. Credit Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000	$1,000,000
3/17	$1,031,000	$1,029,600	$1,004,400
3/18	$1,058,734	$1,056,267	$1,016,453
3/19	$1,116,858	$1,107,918	$1,061,990
3/20	$1,144,110	$1,164,422	$1,156,826
3/21	$1,275,339	$1,256,178	$1,165,039
3/22	$1,224,326	$1,203,921	$1,116,690
3/23	$1,156,988	$1,139,993	$1,063,312
3/24	$1,213,564	$1,187,303	$1,081,388
3/25	$1,277,641	$1,245,124	$1,134,160
3/26	$1,338,456	$1,305,388	$1,183,496

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	4.76%	0.97%	2.96%
Bloomberg U.S. Credit Index	4.84%	0.77%	2.70%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 683,513,575
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 2,229,862
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$683,513,575
# of Portfolio Holdings as of Period End	496
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$2,229,862

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	22.0%
Software	8.7%
Diversified Financial Services	4.7%
Automotive	4.4%
Real Estate Investment Trust	4.3%
Healthcare Providers & Services	4.2%
Electrical	3.8%
Aerospace & Defense	3.5%
Agriculture	3.1%
Other	36.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090761
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investment Grade Credit Fund
Class Name	Investor Class
Trading Symbol	GTIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Investment grade corporate bonds broadly gained, buoyed by the start of the Fed’s easing cycle and resilient fundamentals. Periodic volatility stemmed from macro and geopolitical events, such as trade tariffs, a government shutdown that delayed economic releases, and an energy shock driven by conflict in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	Bloomberg U.S. Credit Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,301	$10,296	$10,044
3/18	$10,569	$10,563	$10,165
3/19	$11,127	$11,079	$10,620
3/20	$11,388	$11,644	$11,568
3/21	$12,684	$12,562	$11,650
3/22	$12,168	$12,039	$11,167
3/23	$11,489	$11,400	$10,633
3/24	$12,041	$11,873	$10,814
3/25	$12,667	$12,451	$11,342
3/26	$13,259	$13,054	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	4.68%	0.89%	2.86%
Bloomberg U.S. Credit Index	4.84%	0.77%	2.70%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 683,513,575
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 2,229,862
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$683,513,575
# of Portfolio Holdings as of Period End	496
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$2,229,862

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	22.0%
Software	8.7%
Diversified Financial Services	4.7%
Automotive	4.4%
Real Estate Investment Trust	4.3%
Healthcare Providers & Services	4.2%
Electrical	3.8%
Aerospace & Defense	3.5%
Agriculture	3.1%
Other	36.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025411
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investment Grade Credit Fund
Class Name	Separate Account Institutional
Trading Symbol	GSCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Separate Account Institutional	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Investment grade corporate bonds broadly gained, buoyed by the start of the Fed’s easing cycle and resilient fundamentals. Periodic volatility stemmed from macro and geopolitical events, such as trade tariffs, a government shutdown that delayed economic releases, and an energy shock driven by conflict in the Middle East.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Separate Account Institutional	Bloomberg U.S. Credit Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,310	$10,296	$10,044
3/18	$10,587	$10,563	$10,165
3/19	$11,158	$11,079	$10,620
3/20	$11,431	$11,644	$11,568
3/21	$12,757	$12,562	$11,650
3/22	$12,236	$12,039	$11,167
3/23	$11,577	$11,400	$10,633
3/24	$12,145	$11,873	$10,814
3/25	$12,771	$12,451	$11,342
3/26	$13,380	$13,054	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Separate Account Institutional	4.77%	0.96%	2.95%
Bloomberg U.S. Credit Index	4.84%	0.77%	2.70%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 683,513,575
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 2,229,862
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$683,513,575
# of Portfolio Holdings as of Period End	496
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$2,229,862

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	22.0%
Software	8.7%
Diversified Financial Services	4.7%
Automotive	4.4%
Real Estate Investment Trust	4.3%
Healthcare Providers & Services	4.2%
Electrical	3.8%
Aerospace & Defense	3.5%
Agriculture	3.1%
Other	36.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000056392
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Credit Fund
Class Name	Class A
Trading Symbol	GAMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$118	1.14%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Emerging markets corporate bonds broadly gained, supported by robust corporate fundamentals, positive credit ratings momentum, and U.S. dollar weakness. Despite tariff uncertainty and geopolitical disruption, the sector was resilient amid strong economic activity and easier financial conditions in emerging markets.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$9,550	$10,000	$10,000	$10,000
3/17	$10,143	$10,621	$10,869	$10,109
3/18	$11,556	$12,101	$11,267	$10,358
3/19	$10,160	$10,639	$11,785	$10,868
3/20	$9,137	$9,567	$11,386	$11,585
3/21	$10,567	$11,065	$13,470	$11,758
3/22	$9,879	$10,344	$12,494	$11,297
3/23	$9,702	$10,159	$12,290	$10,861
3/24	$10,413	$10,904	$13,417	$11,311
3/25	$11,178	$11,704	$14,455	$11,830
3/26	$11,888	$12,449	$15,313	$12,243

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	6.36%	2.38%	2.21%
Class A including sales charges	1.55%	1.45%	1.74%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	5.93%	2.60%	4.35%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 20,130,850
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 192,856
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$20,130,850
# of Portfolio Holdings as of Period End	112
Portfolio Turnover Rate for the Period	51%
Total Net Advisory Fees Paid for the Period	$192,856

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	18.2%
Oil Field Services	13.7%
Electrical	9.7%
Engineering & Construction	7.0%
Commercial Services	5.2%
Sovereign Debt Obligations	4.1%
Mining	4.0%
Beverages	3.5%
Iron/Steel	3.1%
Other	29.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000056393
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Credit Fund
Class Name	Class C
Trading Symbol	GCMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$194	1.89%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Emerging markets corporate bonds broadly gained, supported by robust corporate fundamentals, positive credit ratings momentum, and U.S. dollar weakness. Despite tariff uncertainty and geopolitical disruption, the sector was resilient amid strong economic activity and easier financial conditions in emerging markets.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class C (including sales charges)	Class C (excluding sales charges)	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$9,900	$10,000	$10,000	$10,000
3/17	$10,403	$10,508	$10,869	$10,109
3/18	$11,766	$11,885	$11,267	$10,358
3/19	$10,264	$10,368	$11,785	$10,868
3/20	$9,159	$9,251	$11,386	$11,585
3/21	$10,535	$10,641	$13,470	$11,758
3/22	$9,756	$9,855	$12,494	$11,297
3/23	$9,508	$9,604	$12,290	$10,861
3/24	$10,129	$10,231	$13,417	$11,311
3/25	$10,792	$10,901	$14,455	$11,830
3/26	$11,393	$11,508	$15,313	$12,243

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	5.57%	1.58%	1.41%
Class C including sales charges	4.51%	1.58%	1.41%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	5.93%	2.60%	4.35%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 20,130,850
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 192,856
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$20,130,850
# of Portfolio Holdings as of Period End	112
Portfolio Turnover Rate for the Period	51%
Total Net Advisory Fees Paid for the Period	$192,856

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	18.2%
Oil Field Services	13.7%
Electrical	9.7%
Engineering & Construction	7.0%
Commercial Services	5.2%
Sovereign Debt Obligations	4.1%
Mining	4.0%
Beverages	3.5%
Iron/Steel	3.1%
Other	29.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202043
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Credit Fund
Class Name	Class P
Trading Symbol	GMWPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Emerging markets corporate bonds broadly gained, supported by robust corporate fundamentals, positive credit ratings momentum, and U.S. dollar weakness. Despite tariff uncertainty and geopolitical disruption, the sector was resilient amid strong economic activity and easier financial conditions in emerging markets.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/20/18	$10,000	$10,000	$10,000
3/19	$8,934	$10,481	$10,549
3/20	$8,055	$10,126	$11,244
3/21	$9,365	$11,980	$11,413
3/22	$8,764	$11,111	$10,965
3/23	$8,650	$10,930	$10,542
3/24	$9,316	$11,932	$10,979
3/25	$10,006	$12,856	$11,483
3/26	$10,674	$13,618	$11,883

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	6.68%	2.65%	0.82%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	5.93%	2.60%	3.96%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.19%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 20,130,850
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 192,856
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$20,130,850
# of Portfolio Holdings as of Period End	112
Portfolio Turnover Rate for the Period	51%
Total Net Advisory Fees Paid for the Period	$192,856

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	18.2%
Oil Field Services	13.7%
Electrical	9.7%
Engineering & Construction	7.0%
Commercial Services	5.2%
Sovereign Debt Obligations	4.1%
Mining	4.0%
Beverages	3.5%
Iron/Steel	3.1%
Other	29.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000195493
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Credit Fund
Class Name	Class R6
Trading Symbol	GIMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Emerging markets corporate bonds broadly gained, supported by robust corporate fundamentals, positive credit ratings momentum, and U.S. dollar weakness. Despite tariff uncertainty and geopolitical disruption, the sector was resilient amid strong economic activity and easier financial conditions in emerging markets.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
11/30/17	$10,000	$10,000	$10,000
3/18	$10,788	$9,919	$10,011
3/19	$9,509	$10,375	$10,505
3/20	$8,573	$10,024	$11,197
3/21	$9,968	$11,859	$11,365
3/22	$9,328	$10,999	$10,919
3/23	$9,186	$10,820	$10,498
3/24	$9,915	$11,812	$10,932
3/25	$10,675	$12,726	$11,434
3/26	$11,388	$13,481	$11,833

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced November 30, 2017)	6.68%	2.70%	1.57%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	5.93%	2.60%	3.65%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Nov. 30, 2017
AssetsNet	$ 20,130,850
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 192,856
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$20,130,850
# of Portfolio Holdings as of Period End	112
Portfolio Turnover Rate for the Period	51%
Total Net Advisory Fees Paid for the Period	$192,856

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	18.2%
Oil Field Services	13.7%
Electrical	9.7%
Engineering & Construction	7.0%
Commercial Services	5.2%
Sovereign Debt Obligations	4.1%
Mining	4.0%
Beverages	3.5%
Iron/Steel	3.1%
Other	29.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000056394
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Credit Fund
Class Name	Institutional Class
Trading Symbol	GIMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Emerging markets corporate bonds broadly gained, supported by robust corporate fundamentals, positive credit ratings momentum, and U.S. dollar weakness. Despite tariff uncertainty and geopolitical disruption, the sector was resilient amid strong economic activity and easier financial conditions in emerging markets.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$1,000,000	$1,000,000	$1,000,000
3/17	$1,062,000	$1,086,900	$1,010,900
3/18	$1,213,760	$1,126,681	$1,035,768
3/19	$1,069,808	$1,178,508	$1,086,832
3/20	$964,432	$1,138,556	$1,158,454
3/21	$1,121,248	$1,347,026	$1,175,831
3/22	$1,049,152	$1,249,367	$1,129,738
3/23	$1,035,408	$1,229,002	$1,086,130
3/24	$1,115,031	$1,341,702	$1,131,096
3/25	$1,197,432	$1,445,549	$1,183,013
3/26	$1,277,301	$1,531,270	$1,224,300

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	6.67%	2.64%	2.48%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	5.93%	2.60%	4.35%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 20,130,850
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 192,856
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$20,130,850
# of Portfolio Holdings as of Period End	112
Portfolio Turnover Rate for the Period	51%
Total Net Advisory Fees Paid for the Period	$192,856

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	18.2%
Oil Field Services	13.7%
Electrical	9.7%
Engineering & Construction	7.0%
Commercial Services	5.2%
Sovereign Debt Obligations	4.1%
Mining	4.0%
Beverages	3.5%
Iron/Steel	3.1%
Other	29.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090763
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Credit Fund
Class Name	Investor Class
Trading Symbol	GLIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Emerging markets corporate bonds broadly gained, supported by robust corporate fundamentals, positive credit ratings momentum, and U.S. dollar weakness. Despite tariff uncertainty and geopolitical disruption, the sector was resilient amid strong economic activity and easier financial conditions in emerging markets.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$10,000	$10,000	$10,000
3/17	$10,630	$10,869	$10,109
3/18	$12,144	$11,267	$10,358
3/19	$10,697	$11,785	$10,868
3/20	$9,659	$11,386	$11,585
3/21	$11,201	$13,470	$11,758
3/22	$10,497	$12,494	$11,297
3/23	$10,333	$12,290	$10,861
3/24	$11,118	$13,417	$11,311
3/25	$11,963	$14,455	$11,830
3/26	$12,755	$15,313	$12,243

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	6.62%	2.63%	2.46%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	5.93%	2.60%	4.35%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 20,130,850
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 192,856
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$20,130,850
# of Portfolio Holdings as of Period End	112
Portfolio Turnover Rate for the Period	51%
Total Net Advisory Fees Paid for the Period	$192,856

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	18.2%
Oil Field Services	13.7%
Electrical	9.7%
Engineering & Construction	7.0%
Commercial Services	5.2%
Sovereign Debt Obligations	4.1%
Mining	4.0%
Beverages	3.5%
Iron/Steel	3.1%
Other	29.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000133721
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration High Yield Fund
Class Name	Class A
Trading Symbol	GSAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. High yield bonds and bank loans were among the best performing fixed income sectors. Within high yield, lower quality outperformed higher quality with little dispersion, with the reverse true among bank loans.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,775	$10,000	$10,000	$10,000	$10,000
3/17	$10,088	$10,320	$11,118	$10,036	$10,044
3/18	$10,175	$10,409	$11,505	$10,147	$10,165
3/19	$10,237	$10,472	$12,200	$10,362	$10,620
3/20	$9,733	$9,957	$11,420	$10,596	$11,568
3/21	$11,297	$11,557	$13,695	$10,608	$11,650
3/22	$11,194	$11,452	$13,758	$10,615	$11,167
3/23	$10,734	$10,981	$13,751	$10,881	$10,633
3/24	$11,605	$11,872	$15,125	$11,451	$10,814
3/25	$12,293	$12,576	$16,141	$12,021	$11,342
3/26	$12,978	$13,276	$17,213	$12,501	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	5.57%	2.81%	2.87%
Class A including sales charges	1.57%	2.02%	2.48%
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	6.64%	4.68%	5.58%
ICE BofAML Three-Month U.S. Treasury Bill Index	3.99%	3.34%	2.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 38,462,568
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 198,609
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$38,462,568
# of Portfolio Holdings as of Period End	344
Portfolio Turnover Rate for the Period	54%
Total Net Advisory Fees Paid for the Period	$198,609

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Oil Field Services	10.5%
Media	7.6%
Pipelines	7.5%
Retailing	6.7%
Commercial Services	4.4%
Telecommunication Services	4.2%
Diversified Financial Services	3.9%
Insurance	3.3%
Internet	3.2%
Other	46.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund's net expense ratio decreased during the Period as a result of a reduction in management fees.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the Period as a result of a reduction in management fees.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000133722
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration High Yield Fund
Class Name	Class C
Trading Symbol	GSAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$174	1.70%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. High yield bonds and bank loans were among the best performing fixed income sectors. Within high yield, lower quality outperformed higher quality with little dispersion, with the reverse true among bank loans.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,900	$10,000	$10,000	$10,000	$10,000
3/17	$10,141	$10,243	$11,118	$10,036	$10,044
3/18	$10,153	$10,255	$11,505	$10,147	$10,165
3/19	$10,127	$10,230	$12,200	$10,362	$10,620
3/20	$9,568	$9,665	$11,420	$10,596	$11,568
3/21	$11,011	$11,122	$13,695	$10,608	$11,650
3/22	$10,842	$10,951	$13,758	$10,615	$11,167
3/23	$10,305	$10,409	$13,751	$10,881	$10,633
3/24	$11,059	$11,171	$15,125	$11,451	$10,814
3/25	$11,628	$11,745	$16,141	$12,021	$11,342
3/26	$12,185	$12,308	$17,213	$12,501	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C	4.79%	2.05%	2.10%
Class C including sales charges	3.74%	2.05%	2.10%
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	6.64%	4.68%	5.58%
ICE BofAML Three-Month U.S. Treasury Bill Index	3.99%	3.34%	2.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 38,462,568
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 198,609
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$38,462,568
# of Portfolio Holdings as of Period End	344
Portfolio Turnover Rate for the Period	54%
Total Net Advisory Fees Paid for the Period	$198,609

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Oil Field Services	10.5%
Media	7.6%
Pipelines	7.5%
Retailing	6.7%
Commercial Services	4.4%
Telecommunication Services	4.2%
Diversified Financial Services	3.9%
Insurance	3.3%
Internet	3.2%
Other	46.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund's net expense ratio decreased during the Period as a result of a reduction in management fees.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the Period as a result of a reduction in management fees.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202048
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration High Yield Fund
Class Name	Class P
Trading Symbol	GMUPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. High yield bonds and bank loans were among the best performing fixed income sectors. Within high yield, lower quality outperformed higher quality with little dispersion, with the reverse true among bank loans.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000	$10,000
3/19	$9,993	$10,526	$10,203	$10,538
3/20	$9,545	$9,853	$10,433	$11,479
3/21	$11,106	$11,816	$10,445	$11,561
3/22	$11,042	$11,871	$10,451	$11,081
3/23	$10,622	$11,865	$10,713	$10,551
3/24	$11,524	$13,050	$11,275	$10,730
3/25	$12,249	$13,927	$11,836	$11,254
3/26	$12,975	$14,852	$12,308	$11,744

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	5.93%	3.16%	3.33%
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	6.64%	4.68%	5.10%
ICE BofAML Three-Month U.S. Treasury Bill Index	3.99%	3.34%	2.65%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 38,462,568
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 198,609
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$38,462,568
# of Portfolio Holdings as of Period End	344
Portfolio Turnover Rate for the Period	54%
Total Net Advisory Fees Paid for the Period	$198,609

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Oil Field Services	10.5%
Media	7.6%
Pipelines	7.5%
Retailing	6.7%
Commercial Services	4.4%
Telecommunication Services	4.2%
Diversified Financial Services	3.9%
Insurance	3.3%
Internet	3.2%
Other	46.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the Period as a result of a reduction in management fees.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the Period as a result of a reduction in management fees.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000195497
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration High Yield Fund
Class Name	Class R6
Trading Symbol	GSSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. High yield bonds and bank loans were among the best performing fixed income sectors. Within high yield, lower quality outperformed higher quality with little dispersion, with the reverse true among bank loans.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
11/30/17	$10,000	$10,000	$10,000	$10,000
3/18	$9,938	$10,035	$10,047	$9,899
3/19	$10,022	$10,641	$10,260	$10,342
3/20	$9,574	$9,961	$10,491	$11,266
3/21	$11,138	$11,945	$10,503	$11,346
3/22	$11,087	$12,000	$10,510	$10,875
3/23	$10,653	$11,994	$10,774	$10,355
3/24	$11,557	$13,193	$11,338	$10,531
3/25	$12,269	$14,079	$11,902	$11,045
3/26	$12,979	$15,014	$12,377	$11,526

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced November 30, 2017)	5.79%	3.11%	3.18%
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	6.64%	4.68%	5.00%
ICE BofAML Three-Month U.S. Treasury Bill Index	3.99%	3.34%	2.59%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.72%

Performance Inception Date	Nov. 30, 2017
AssetsNet	$ 38,462,568
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 198,609
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$38,462,568
# of Portfolio Holdings as of Period End	344
Portfolio Turnover Rate for the Period	54%
Total Net Advisory Fees Paid for the Period	$198,609

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Oil Field Services	10.5%
Media	7.6%
Pipelines	7.5%
Retailing	6.7%
Commercial Services	4.4%
Telecommunication Services	4.2%
Diversified Financial Services	3.9%
Insurance	3.3%
Internet	3.2%
Other	46.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the Period as a result of a reduction in management fees.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the Period as a result of a reduction in management fees.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000133723
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration High Yield Fund
Class Name	Institutional Class
Trading Symbol	GSAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. High yield bonds and bank loans were among the best performing fixed income sectors. Within high yield, lower quality outperformed higher quality with little dispersion, with the reverse true among bank loans.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
3/17	$1,035,500	$1,111,800	$1,003,570	$1,004,400
3/18	$1,049,169	$1,150,491	$1,014,705	$1,016,453
3/19	$1,057,982	$1,219,980	$1,036,249	$1,061,990
3/20	$1,009,314	$1,142,024	$1,059,599	$1,156,826
3/21	$1,175,549	$1,369,515	$1,060,839	$1,165,039
3/22	$1,168,730	$1,375,814	$1,061,510	$1,116,690
3/23	$1,124,319	$1,375,126	$1,088,128	$1,063,312
3/24	$1,219,548	$1,512,502	$1,145,141	$1,081,388
3/25	$1,296,136	$1,614,142	$1,202,098	$1,134,160
3/26	$1,372,867	$1,721,321	$1,250,113	$1,183,496

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	5.92%	3.15%	3.22%
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	6.64%	4.68%	5.58%
ICE BofAML Three-Month U.S. Treasury Bill Index	3.99%	3.34%	2.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 38,462,568
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 198,609
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$38,462,568
# of Portfolio Holdings as of Period End	344
Portfolio Turnover Rate for the Period	54%
Total Net Advisory Fees Paid for the Period	$198,609

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Oil Field Services	10.5%
Media	7.6%
Pipelines	7.5%
Retailing	6.7%
Commercial Services	4.4%
Telecommunication Services	4.2%
Diversified Financial Services	3.9%
Insurance	3.3%
Internet	3.2%
Other	46.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the Period as a result of a reduction in management fees.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the Period as a result of a reduction in management fees.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000133724
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration High Yield Fund
Class Name	Investor Class
Trading Symbol	GSAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. High yield bonds and bank loans were among the best performing fixed income sectors. Within high yield, lower quality outperformed higher quality with little dispersion, with the reverse true among bank loans.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000	$10,000
3/17	$10,345	$11,118	$10,036	$10,044
3/18	$10,461	$11,505	$10,147	$10,165
3/19	$10,539	$12,200	$10,362	$10,620
3/20	$10,058	$11,420	$10,596	$11,568
3/21	$11,703	$13,695	$10,608	$11,650
3/22	$11,626	$13,758	$10,615	$11,167
3/23	$11,161	$13,751	$10,881	$10,633
3/24	$12,112	$15,125	$11,451	$10,814
3/25	$12,846	$16,141	$12,021	$11,342
3/26	$13,595	$17,213	$12,501	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	5.83%	3.04%	3.12%
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	6.64%	4.68%	5.58%
ICE BofAML Three-Month U.S. Treasury Bill Index	3.99%	3.34%	2.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 38,462,568
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 198,609
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$38,462,568
# of Portfolio Holdings as of Period End	344
Portfolio Turnover Rate for the Period	54%
Total Net Advisory Fees Paid for the Period	$198,609

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Oil Field Services	10.5%
Media	7.6%
Pipelines	7.5%
Retailing	6.7%
Commercial Services	4.4%
Telecommunication Services	4.2%
Diversified Financial Services	3.9%
Insurance	3.3%
Internet	3.2%
Other	46.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund's net expense ratio decreased during the Period as a result of a reduction in management fees.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the Period as a result of a reduction in management fees.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110983
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Bond Fund
Class Name	Class A
Trading Symbol	GDIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	Bloomberg U.S. 1-3 Year Corporate Bond Index	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,850	$10,000	$10,000	$10,000	$10,000	$10,000
3/17	$10,033	$10,186	$10,107	$10,189	$10,025	$10,044
3/18	$10,014	$10,167	$10,146	$10,266	$10,027	$10,165
3/19	$10,316	$10,473	$10,479	$10,658	$10,302	$10,620
3/20	$10,462	$10,621	$10,856	$10,853	$10,855	$11,568
3/21	$11,157	$11,327	$11,166	$11,437	$10,894	$11,650
3/22	$10,795	$10,960	$10,853	$11,149	$10,563	$11,167
3/23	$10,727	$10,891	$10,886	$11,189	$10,587	$10,633
3/24	$11,216	$11,387	$11,320	$11,749	$10,903	$10,814
3/25	$11,868	$12,049	$11,974	$12,471	$11,494	$11,342
3/26	$12,369	$12,557	$12,470	$13,034	$11,927	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	4.22%	2.08%	2.30%
Class A including sales charges	2.64%	1.78%	2.15%
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	4.14%	2.23%	2.23%
Bloomberg U.S. 1-3 Year Corporate Bond Index	4.51%	2.65%	2.68%
Bloomberg U.S. 1-3 Year Government Bond Index	3.77%	1.83%	1.78%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 1,334,889,250
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 5,079,643
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,334,889,250
# of Portfolio Holdings as of Period End	363
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$5,079,643

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	12.9%
Collateralized Loan Obligations	11.4%
Commercial Mortgage-Backed Securities	10.8%
U.S. Treasury Obligations	8.3%
Short-Term Investments	5.7%
Diversified Financial Services	5.0%
Federal Agencies	4.8%
Collateralized Mortgage Obligations	4.8%
Software	4.4%
Other	31.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, investments related to reverse repurchase agreements was removed as a principal risk of the Fund.

Effective July 29, 2025, the Fund's Investment Adviser agreed to reduce the "Other Expenses" limitation for the Fund from 0.014% to 0.004%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Effective July 29, 2025, Goldman Sachs & Co. LLC ("Goldman Sachs"), the Fund's transfer agent, agreed to increase its transfer agency fee waiver from 0.02% to 0.05%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

Material Fund Change Expenses [Text Block]

Effective July 29, 2025, the Fund's Investment Adviser agreed to reduce the "Other Expenses" limitation for the Fund from 0.014% to 0.004%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Effective July 29, 2025, Goldman Sachs & Co. LLC ("Goldman Sachs"), the Fund's transfer agent, agreed to increase its transfer agency fee waiver from 0.02% to 0.05%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to reverse repurchase agreements was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110984
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Bond Fund
Class Name	Class C
Trading Symbol	GDICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$115	1.13%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class C (including sales charges)	Class C (excluding sales charges)	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	Bloomberg U.S. 1-3 Year Corporate Bond Index	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,935	$10,000	$10,000	$10,000	$10,000	$10,000
3/17	$10,080	$10,146	$10,107	$10,189	$10,025	$10,044
3/18	$10,032	$10,097	$10,146	$10,266	$10,027	$10,165
3/19	$10,293	$10,361	$10,479	$10,658	$10,302	$10,620
3/20	$10,387	$10,455	$10,856	$10,853	$10,855	$11,568
3/21	$11,033	$11,105	$11,166	$11,437	$10,894	$11,650
3/22	$10,633	$10,702	$10,853	$11,149	$10,563	$11,167
3/23	$10,524	$10,593	$10,886	$11,189	$10,587	$10,633
3/24	$10,949	$11,021	$11,320	$11,749	$10,903	$10,814
3/25	$11,540	$11,615	$11,974	$12,471	$11,494	$11,342
3/26	$11,991	$12,069	$12,470	$13,034	$11,927	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C	3.91%	1.68%	1.90%
Class C including sales charges	3.24%	1.68%	1.90%
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	4.14%	2.23%	2.23%
Bloomberg U.S. 1-3 Year Corporate Bond Index	4.51%	2.65%	2.68%
Bloomberg U.S. 1-3 Year Government Bond Index	3.77%	1.83%	1.78%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 1,334,889,250
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 5,079,643
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,334,889,250
# of Portfolio Holdings as of Period End	363
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$5,079,643

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	12.9%
Collateralized Loan Obligations	11.4%
Commercial Mortgage-Backed Securities	10.8%
U.S. Treasury Obligations	8.3%
Short-Term Investments	5.7%
Diversified Financial Services	5.0%
Federal Agencies	4.8%
Collateralized Mortgage Obligations	4.8%
Software	4.4%
Other	31.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, investments related to reverse repurchase agreements was removed as a principal risk of the Fund.

Effective July 29, 2025, the Fund's Investment Adviser agreed to reduce the "Other Expenses" limitation for the Fund from 0.014% to 0.004%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Effective July 29, 2025, Goldman Sachs & Co. LLC ("Goldman Sachs"), the Fund's transfer agent, agreed to increase its transfer agency fee waiver from 0.02% to 0.05%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

Material Fund Change Expenses [Text Block]

Effective July 29, 2025, the Fund's Investment Adviser agreed to reduce the "Other Expenses" limitation for the Fund from 0.014% to 0.004%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Effective July 29, 2025, Goldman Sachs & Co. LLC ("Goldman Sachs"), the Fund's transfer agent, agreed to increase its transfer agency fee waiver from 0.02% to 0.05%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to reverse repurchase agreements was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202046
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Bond Fund
Class Name	Class P
Trading Symbol	GMCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	Bloomberg U.S. 1-3 Year Corporate Bond Index	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000	$10,000	$10,000
3/19	$10,351	$10,337	$10,379	$10,296	$10,538
3/20	$10,524	$10,709	$10,568	$10,849	$11,479
3/21	$11,261	$11,014	$11,137	$10,887	$11,561
3/22	$10,943	$10,706	$10,856	$10,557	$11,081
3/23	$10,910	$10,738	$10,896	$10,581	$10,551
3/24	$11,432	$11,167	$11,441	$10,896	$10,730
3/25	$12,135	$11,812	$12,144	$11,487	$11,254
3/26	$12,684	$12,301	$12,692	$11,920	$11,744

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	4.53%	2.41%	3.03%
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	4.14%	2.23%	2.64%
Bloomberg U.S. 1-3 Year Corporate Bond Index	4.51%	2.65%	3.04%
Bloomberg U.S. 1-3 Year Government Bond Index	3.77%	1.83%	2.23%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 1,334,889,250
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 5,079,643
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,334,889,250
# of Portfolio Holdings as of Period End	363
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$5,079,643

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	12.9%
Collateralized Loan Obligations	11.4%
Commercial Mortgage-Backed Securities	10.8%
U.S. Treasury Obligations	8.3%
Short-Term Investments	5.7%
Diversified Financial Services	5.0%
Federal Agencies	4.8%
Collateralized Mortgage Obligations	4.8%
Software	4.4%
Other	31.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2025, investments related to reverse repurchase agreements was removed as a principal risk of the Fund.

Effective July 29, 2025, the Fund's Investment Adviser agreed to reduce the "Other Expenses" limitation for the Fund from 0.014% to 0.004%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Material Fund Change Expenses [Text Block]

Effective July 29, 2025, the Fund's Investment Adviser agreed to reduce the "Other Expenses" limitation for the Fund from 0.014% to 0.004%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to reverse repurchase agreements was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110987
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Bond Fund
Class Name	Class R
Trading Symbol	GIFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$100	0.98%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	Bloomberg U.S. 1-3 Year Corporate Bond Index	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000	$10,000	$10,000
3/17	$10,162	$10,107	$10,189	$10,025	$10,044
3/18	$10,118	$10,146	$10,266	$10,027	$10,165
3/19	$10,398	$10,479	$10,658	$10,302	$10,620
3/20	$10,508	$10,856	$10,853	$10,855	$11,568
3/21	$11,177	$11,166	$11,437	$10,894	$11,650
3/22	$10,799	$10,853	$11,149	$10,563	$11,167
3/23	$10,705	$10,886	$11,189	$10,587	$10,633
3/24	$11,167	$11,320	$11,749	$10,903	$10,814
3/25	$11,785	$11,974	$12,471	$11,494	$11,342
3/26	$12,264	$12,470	$13,034	$11,927	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R	4.06%	1.88%	2.06%
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	4.14%	2.23%	2.23%
Bloomberg U.S. 1-3 Year Corporate Bond Index	4.51%	2.65%	2.68%
Bloomberg U.S. 1-3 Year Government Bond Index	3.77%	1.83%	1.78%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 1,334,889,250
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 5,079,643
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,334,889,250
# of Portfolio Holdings as of Period End	363
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$5,079,643

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	12.9%
Collateralized Loan Obligations	11.4%
Commercial Mortgage-Backed Securities	10.8%
U.S. Treasury Obligations	8.3%
Short-Term Investments	5.7%
Diversified Financial Services	5.0%
Federal Agencies	4.8%
Collateralized Mortgage Obligations	4.8%
Software	4.4%
Other	31.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, investments related to reverse repurchase agreements was removed as a principal risk of the Fund.

Effective July 29, 2025, the Fund's Investment Adviser agreed to reduce the "Other Expenses" limitation for the Fund from 0.014% to 0.004%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Effective July 29, 2025, Goldman Sachs & Co. LLC ("Goldman Sachs"), the Fund's transfer agent, agreed to increase its transfer agency fee waiver from 0.02% to 0.05%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

Material Fund Change Expenses [Text Block]

Effective July 29, 2025, the Fund's Investment Adviser agreed to reduce the "Other Expenses" limitation for the Fund from 0.014% to 0.004%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Effective July 29, 2025, Goldman Sachs & Co. LLC ("Goldman Sachs"), the Fund's transfer agent, agreed to increase its transfer agency fee waiver from 0.02% to 0.05%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to reverse repurchase agreements was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161296
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Bond Fund
Class Name	Class R6
Trading Symbol	GDIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	Bloomberg U.S. 1-3 Year Corporate Bond Index	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000	$10,000	$10,000
3/17	$10,230	$10,107	$10,189	$10,025	$10,044
3/18	$10,243	$10,146	$10,266	$10,027	$10,165
3/19	$10,587	$10,479	$10,658	$10,302	$10,620
3/20	$10,764	$10,856	$10,853	$10,855	$11,568
3/21	$11,518	$11,166	$11,437	$10,894	$11,650
3/22	$11,181	$10,853	$11,149	$10,563	$11,167
3/23	$11,147	$10,886	$11,189	$10,587	$10,633
3/24	$11,692	$11,320	$11,749	$10,903	$10,814
3/25	$12,411	$11,974	$12,471	$11,494	$11,342
3/26	$12,973	$12,470	$13,034	$11,927	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	4.53%	2.41%	2.64%
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	4.14%	2.23%	2.23%
Bloomberg U.S. 1-3 Year Corporate Bond Index	4.51%	2.65%	2.68%
Bloomberg U.S. 1-3 Year Government Bond Index	3.77%	1.83%	1.78%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 1,334,889,250
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 5,079,643
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,334,889,250
# of Portfolio Holdings as of Period End	363
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$5,079,643

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	12.9%
Collateralized Loan Obligations	11.4%
Commercial Mortgage-Backed Securities	10.8%
U.S. Treasury Obligations	8.3%
Short-Term Investments	5.7%
Diversified Financial Services	5.0%
Federal Agencies	4.8%
Collateralized Mortgage Obligations	4.8%
Software	4.4%
Other	31.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2025, investments related to reverse repurchase agreements was removed as a principal risk of the Fund.

Effective July 29, 2025, the Fund's Investment Adviser agreed to reduce the "Other Expenses" limitation for the Fund from 0.014% to 0.004%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Material Fund Change Expenses [Text Block]

Effective July 29, 2025, the Fund's Investment Adviser agreed to reduce the "Other Expenses" limitation for the Fund from 0.014% to 0.004%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to reverse repurchase agreements was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110985
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Bond Fund
Class Name	Institutional Class
Trading Symbol	GDFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Bloomberg U.S. 1-3 Year Corporate Bond Index	Bloomberg U.S. 1-3 Year Government Bond Index	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
3/17	$1,022,100	$1,018,864	$1,002,535	$1,010,700	$1,004,400
3/18	$1,023,735	$1,026,634	$1,002,740	$1,014,642	$1,016,453
3/19	$1,058,133	$1,065,836	$1,030,172	$1,047,922	$1,061,990
3/20	$1,076,756	$1,085,284	$1,085,503	$1,085,647	$1,156,826
3/21	$1,152,021	$1,143,746	$1,089,365	$1,116,588	$1,165,039
3/22	$1,118,382	$1,114,878	$1,056,305	$1,085,324	$1,116,690
3/23	$1,114,915	$1,118,913	$1,058,729	$1,088,580	$1,063,312
3/24	$1,168,097	$1,174,937	$1,090,284	$1,132,014	$1,081,388
3/25	$1,239,818	$1,247,137	$1,149,377	$1,197,444	$1,134,160
3/26	$1,297,097	$1,303,420	$1,192,694	$1,247,019	$1,183,496

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	4.62%	2.40%	2.63%
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	4.14%	2.23%	2.23%
Bloomberg U.S. 1-3 Year Corporate Bond Index	4.51%	2.65%	2.68%
Bloomberg U.S. 1-3 Year Government Bond Index	3.77%	1.83%	1.78%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 1,334,889,250
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 5,079,643
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,334,889,250
# of Portfolio Holdings as of Period End	363
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$5,079,643

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	12.9%
Collateralized Loan Obligations	11.4%
Commercial Mortgage-Backed Securities	10.8%
U.S. Treasury Obligations	8.3%
Short-Term Investments	5.7%
Diversified Financial Services	5.0%
Federal Agencies	4.8%
Collateralized Mortgage Obligations	4.8%
Software	4.4%
Other	31.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2025, investments related to reverse repurchase agreements was removed as a principal risk of the Fund.

Effective July 29, 2025, the Fund's Investment Adviser agreed to reduce the "Other Expenses" limitation for the Fund from 0.014% to 0.004%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Material Fund Change Expenses [Text Block]

Effective July 29, 2025, the Fund's Investment Adviser agreed to reduce the "Other Expenses" limitation for the Fund from 0.014% to 0.004%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to reverse repurchase agreements was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110986
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Bond Fund
Class Name	Investor Class
Trading Symbol	GSSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	Bloomberg U.S. 1-3 Year Corporate Bond Index	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000	$10,000	$10,000
3/17	$10,222	$10,107	$10,189	$10,025	$10,044
3/18	$10,228	$10,146	$10,266	$10,027	$10,165
3/19	$10,563	$10,479	$10,658	$10,302	$10,620
3/20	$10,728	$10,856	$10,853	$10,855	$11,568
3/21	$11,469	$11,166	$11,437	$10,894	$11,650
3/22	$11,137	$10,853	$11,149	$10,563	$11,167
3/23	$11,096	$10,886	$11,189	$10,587	$10,633
3/24	$11,619	$11,320	$11,749	$10,903	$10,814
3/25	$12,324	$11,974	$12,471	$11,494	$11,342
3/26	$12,888	$12,470	$13,034	$11,927	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	4.58%	2.36%	2.57%
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	4.14%	2.23%	2.23%
Bloomberg U.S. 1-3 Year Corporate Bond Index	4.51%	2.65%	2.68%
Bloomberg U.S. 1-3 Year Government Bond Index	3.77%	1.83%	1.78%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 1,334,889,250
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 5,079,643
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,334,889,250
# of Portfolio Holdings as of Period End	363
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$5,079,643

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	12.9%
Collateralized Loan Obligations	11.4%
Commercial Mortgage-Backed Securities	10.8%
U.S. Treasury Obligations	8.3%
Short-Term Investments	5.7%
Diversified Financial Services	5.0%
Federal Agencies	4.8%
Collateralized Mortgage Obligations	4.8%
Software	4.4%
Other	31.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, investments related to reverse repurchase agreements was removed as a principal risk of the Fund.

Effective July 29, 2025, the Fund's Investment Adviser agreed to reduce the "Other Expenses" limitation for the Fund from 0.014% to 0.004%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Effective July 29, 2025, Goldman Sachs & Co. LLC ("Goldman Sachs"), the Fund's transfer agent, agreed to increase its transfer agency fee waiver from 0.02% to 0.05%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

Material Fund Change Expenses [Text Block]

Effective July 29, 2025, the Fund's Investment Adviser agreed to reduce the "Other Expenses" limitation for the Fund from 0.014% to 0.004%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Effective July 29, 2025, Goldman Sachs & Co. LLC ("Goldman Sachs"), the Fund's transfer agent, agreed to increase its transfer agency fee waiver from 0.02% to 0.05%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025, investments related to reverse repurchase agreements was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025390
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Government Fund
Class Name	Class A
Trading Symbol	GSSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$82	0.81%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	ICE BofAML Two-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,850	$10,000	$10,000	$10,000
3/17	$9,895	$10,046	$10,007	$10,044
3/18	$9,874	$10,024	$9,989	$10,165
3/19	$10,068	$10,221	$10,250	$10,620
3/20	$10,488	$10,648	$10,800	$11,568
3/21	$10,611	$10,772	$10,821	$11,650
3/22	$10,145	$10,299	$10,498	$11,167
3/23	$10,021	$10,174	$10,462	$10,633
3/24	$10,247	$10,404	$10,699	$10,814
3/25	$10,736	$10,900	$11,249	$11,342
3/26	$11,063	$11,231	$11,640	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	3.04%	0.84%	1.17%
Class A including sales charges	1.53%	0.54%	1.02%
ICE BofAML Two-Year U.S. Treasury Note Index	3.48%	1.47%	1.53%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 500,736,791
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 2,043,966
InvestmentCompanyPortfolioTurnover	643.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$500,736,791
# of Portfolio Holdings as of Period End	516
Portfolio Turnover Rate for the Period	643%
Total Net Advisory Fees Paid for the Period	$2,043,966

Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	58.6%
Federal Agencies	40.2%
Agency Debentures	3.9%
Commercial Mortgage-Backed Securities	3.8%
Collateralized Mortgage Obligations	2.5%
Other	8.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, investments related to credit/default was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Material Fund Change Risks Change [Text Block]

Effective July 29, 2025, investments related to credit/default was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025392
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Government Fund
Class Name	Class C
Trading Symbol	GSDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$123	1.21%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class C (including sales charges)	Class C (excluding sales charges)	ICE BofAML Two-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,935	$10,000	$10,000	$10,000
3/17	$9,941	$10,006	$10,007	$10,044
3/18	$9,888	$9,953	$9,989	$10,165
3/19	$10,033	$10,098	$10,250	$10,620
3/20	$10,411	$10,479	$10,800	$11,568
3/21	$10,491	$10,560	$10,821	$11,650
3/22	$9,991	$10,056	$10,498	$11,167
3/23	$9,827	$9,891	$10,462	$10,633
3/24	$10,009	$10,074	$10,699	$10,814
3/25	$10,446	$10,514	$11,249	$11,342
3/26	$10,721	$10,791	$11,640	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C	2.63%	0.44%	0.76%
Class C including sales charges	1.97%	0.44%	0.76%
ICE BofAML Two-Year U.S. Treasury Note Index	3.48%	1.47%	1.53%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 500,736,791
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 2,043,966
InvestmentCompanyPortfolioTurnover	643.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$500,736,791
# of Portfolio Holdings as of Period End	516
Portfolio Turnover Rate for the Period	643%
Total Net Advisory Fees Paid for the Period	$2,043,966

Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	58.6%
Federal Agencies	40.2%
Agency Debentures	3.9%
Commercial Mortgage-Backed Securities	3.8%
Collateralized Mortgage Obligations	2.5%
Other	8.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, investments related to credit/default was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Material Fund Change Risks Change [Text Block]

Effective July 29, 2025, investments related to credit/default was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202034
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Government Fund
Class Name	Class P
Trading Symbol	GMDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	ICE BofAML Two-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,239	$10,282	$10,538
3/20	$10,704	$10,834	$11,479
3/21	$10,867	$10,855	$11,561
3/22	$10,423	$10,531	$11,081
3/23	$10,330	$10,495	$10,551
3/24	$10,600	$10,733	$10,730
3/25	$11,145	$11,284	$11,254
3/26	$11,523	$11,677	$11,744

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	3.39%	1.18%	1.80%
ICE BofAML Two-Year U.S. Treasury Note Index	3.48%	1.47%	1.97%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 500,736,791
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 2,043,966
InvestmentCompanyPortfolioTurnover	643.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$500,736,791
# of Portfolio Holdings as of Period End	516
Portfolio Turnover Rate for the Period	643%
Total Net Advisory Fees Paid for the Period	$2,043,966

Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	58.6%
Federal Agencies	40.2%
Agency Debentures	3.9%
Commercial Mortgage-Backed Securities	3.8%
Collateralized Mortgage Obligations	2.5%
Other	8.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2025, investments related to credit/default was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Material Fund Change Risks Change [Text Block]

Effective July 29, 2025, investments related to credit/default was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161286
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Government Fund
Class Name	Class R6
Trading Symbol	GSTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	ICE BofAML Two-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,082	$10,007	$10,044
3/18	$10,094	$9,989	$10,165
3/19	$10,329	$10,250	$10,620
3/20	$10,787	$10,800	$11,568
3/21	$10,951	$10,821	$11,650
3/22	$10,515	$10,498	$11,167
3/23	$10,421	$10,462	$10,633
3/24	$10,693	$10,699	$10,814
3/25	$11,243	$11,249	$11,342
3/26	$11,624	$11,640	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	3.39%	1.20%	1.52%
ICE BofAML Two-Year U.S. Treasury Note Index	3.48%	1.47%	1.53%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 500,736,791
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 2,043,966
InvestmentCompanyPortfolioTurnover	643.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$500,736,791
# of Portfolio Holdings as of Period End	516
Portfolio Turnover Rate for the Period	643%
Total Net Advisory Fees Paid for the Period	$2,043,966

Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	58.6%
Federal Agencies	40.2%
Agency Debentures	3.9%
Commercial Mortgage-Backed Securities	3.8%
Collateralized Mortgage Obligations	2.5%
Other	8.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2025, investments related to credit/default was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Material Fund Change Risks Change [Text Block]

Effective July 29, 2025, investments related to credit/default was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025388
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Government Fund
Class Name	Institutional Class
Trading Symbol	GSTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	ICE BofAML Two-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000	$1,000,000
3/17	$1,008,000	$1,000,700	$1,004,400
3/18	$1,009,109	$998,899	$1,016,453
3/19	$1,032,520	$1,024,970	$1,061,990
3/20	$1,078,158	$1,080,011	$1,156,826
3/21	$1,094,438	$1,082,063	$1,165,039
3/22	$1,049,675	$1,049,817	$1,116,690
3/23	$1,041,278	$1,046,248	$1,063,312
3/24	$1,067,206	$1,069,893	$1,081,388
3/25	$1,121,953	$1,124,886	$1,134,160
3/26	$1,159,875	$1,164,032	$1,183,496

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	3.38%	1.17%	1.49%
ICE BofAML Two-Year U.S. Treasury Note Index	3.48%	1.47%	1.53%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 500,736,791
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 2,043,966
InvestmentCompanyPortfolioTurnover	643.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$500,736,791
# of Portfolio Holdings as of Period End	516
Portfolio Turnover Rate for the Period	643%
Total Net Advisory Fees Paid for the Period	$2,043,966

Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	58.6%
Federal Agencies	40.2%
Agency Debentures	3.9%
Commercial Mortgage-Backed Securities	3.8%
Collateralized Mortgage Obligations	2.5%
Other	8.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2025, investments related to credit/default was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Material Fund Change Risks Change [Text Block]

Effective July 29, 2025, investments related to credit/default was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058952
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Government Fund
Class Name	Investor Class
Trading Symbol	GTDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	ICE BofAML Two-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,072	$10,007	$10,044
3/18	$10,085	$9,989	$10,165
3/19	$10,310	$10,250	$10,620
3/20	$10,755	$10,800	$11,568
3/21	$10,920	$10,821	$11,650
3/22	$10,467	$10,498	$11,167
3/23	$10,365	$10,462	$10,633
3/24	$10,626	$10,699	$10,814
3/25	$11,161	$11,249	$11,342
3/26	$11,529	$11,640	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	3.30%	1.09%	1.43%
ICE BofAML Two-Year U.S. Treasury Note Index	3.48%	1.47%	1.53%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 500,736,791
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 2,043,966
InvestmentCompanyPortfolioTurnover	643.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$500,736,791
# of Portfolio Holdings as of Period End	516
Portfolio Turnover Rate for the Period	643%
Total Net Advisory Fees Paid for the Period	$2,043,966

Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	58.6%
Federal Agencies	40.2%
Agency Debentures	3.9%
Commercial Mortgage-Backed Securities	3.8%
Collateralized Mortgage Obligations	2.5%
Other	8.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, investments related to credit/default was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Material Fund Change Risks Change [Text Block]

Effective July 29, 2025, investments related to credit/default was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025389
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Government Fund
Class Name	Service Class
Trading Symbol	GSDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$99	0.98%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Service Shares	ICE BofAML Two-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,030	$10,007	$10,044
3/18	$10,001	$9,989	$10,165
3/19	$10,171	$10,250	$10,620
3/20	$10,579	$10,800	$11,568
3/21	$10,685	$10,821	$11,650
3/22	$10,197	$10,498	$11,167
3/23	$10,055	$10,462	$10,633
3/24	$10,265	$10,699	$10,814
3/25	$10,738	$11,249	$11,342
3/26	$11,046	$11,640	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Service Shares	2.87%	0.66%	1.00%
ICE BofAML Two-Year U.S. Treasury Note Index	3.48%	1.47%	1.53%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 500,736,791
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 2,043,966
InvestmentCompanyPortfolioTurnover	643.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$500,736,791
# of Portfolio Holdings as of Period End	516
Portfolio Turnover Rate for the Period	643%
Total Net Advisory Fees Paid for the Period	$2,043,966

Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	58.6%
Federal Agencies	40.2%
Agency Debentures	3.9%
Commercial Mortgage-Backed Securities	3.8%
Collateralized Mortgage Obligations	2.5%
Other	8.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2025, investments related to credit/default was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Material Fund Change Risks Change [Text Block]

Effective July 29, 2025, investments related to credit/default was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000174582
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short-Term Conservative Income Fund
Class Name	Class A
Trading Symbol	GPAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A	Bloomberg Short-Term Government/Corporate Index	ICE BofAML 3-6 Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
10/31/16	$10,000	$10,000	$10,000	$10,000
3/17	$10,041	$10,026	$10,016	$9,857
3/18	$10,145	$10,138	$10,124	$9,975
3/19	$10,390	$10,383	$10,350	$10,422
3/20	$10,459	$10,668	$10,616	$11,353
3/21	$10,712	$10,730	$10,631	$11,433
3/22	$10,654	$10,706	$10,632	$10,959
3/23	$10,928	$10,935	$10,902	$10,435
3/24	$11,549	$11,502	$11,474	$10,613
3/25	$12,149	$12,105	$12,057	$11,130
3/26	$12,657	$12,605	$12,553	$11,615

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception
Class A (Commenced October 31, 2016)	4.18%	3.39%	2.53%
Bloomberg Short-Term Government/Corporate Index	4.13%	3.27%	2.49%
ICE BofAML 3-6 Month U.S. Treasury Bill Index	4.11%	3.38%	2.44%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.60%

Performance Inception Date	Oct. 31, 2016
AssetsNet	$ 2,029,365,240
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 4,259,840
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,029,365,240
# of Portfolio Holdings as of Period End	200
Portfolio Turnover Rate for the Period	115%
Total Net Advisory Fees Paid for the Period	$4,259,840

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	38.6%
Short-Term Investments	23.3%
Automotive	12.2%
Diversified Financial Services	4.7%
Insurance	4.4%
U.S. Treasury Obligations	3.8%
Software	1.8%
Telecommunication Services	1.8%
Electrical	1.1%
Other	8.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202005
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short-Term Conservative Income Fund
Class Name	Class P
Trading Symbol	GMBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	Bloomberg Short-Term Government/Corporate Index	ICE BofAML 3-6 Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000	$10,000
3/19	$10,248	$10,233	$10,212	$10,538
3/20	$10,331	$10,513	$10,474	$11,479
3/21	$10,617	$10,575	$10,489	$11,561
3/22	$10,574	$10,551	$10,490	$11,081
3/23	$10,881	$10,777	$10,757	$10,551
3/24	$11,529	$11,336	$11,321	$10,730
3/25	$12,156	$11,930	$11,896	$11,254
3/26	$12,693	$12,422	$12,385	$11,744

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	4.42%	3.64%	3.05%
Bloomberg Short-Term Government/Corporate Index	4.13%	3.27%	2.76%
ICE BofAML 3-6 Month U.S. Treasury Bill Index	4.11%	3.38%	2.73%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 2,029,365,240
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 4,259,840
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,029,365,240
# of Portfolio Holdings as of Period End	200
Portfolio Turnover Rate for the Period	115%
Total Net Advisory Fees Paid for the Period	$4,259,840

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	38.6%
Short-Term Investments	23.3%
Automotive	12.2%
Diversified Financial Services	4.7%
Insurance	4.4%
U.S. Treasury Obligations	3.8%
Software	1.8%
Telecommunication Services	1.8%
Electrical	1.1%
Other	8.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000195498
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short-Term Conservative Income Fund
Class Name	Class R6
Trading Symbol	GPPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg Short-Term Government/Corporate Index	ICE BofAML 3-6 Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
11/30/17	$10,000	$10,000	$10,000	$10,000
3/18	$10,043	$10,041	$10,044	$9,899
3/19	$10,326	$10,285	$10,268	$10,342
3/20	$10,420	$10,567	$10,532	$11,266
3/21	$10,697	$10,628	$10,547	$11,346
3/22	$10,653	$10,605	$10,548	$10,875
3/23	$10,953	$10,831	$10,816	$10,355
3/24	$11,616	$11,393	$11,383	$10,531
3/25	$12,236	$11,990	$11,962	$11,045
3/26	$12,790	$12,485	$12,453	$11,526

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced November 30, 2017)	4.53%	3.64%	3.00%
Bloomberg Short-Term Government/Corporate Index	4.13%	3.27%	2.70%
ICE BofAML 3-6 Month U.S. Treasury Bill Index	4.11%	3.38%	2.67%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.72%

Performance Inception Date	Nov. 30, 2017
AssetsNet	$ 2,029,365,240
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 4,259,840
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,029,365,240
# of Portfolio Holdings as of Period End	200
Portfolio Turnover Rate for the Period	115%
Total Net Advisory Fees Paid for the Period	$4,259,840

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	38.6%
Short-Term Investments	23.3%
Automotive	12.2%
Diversified Financial Services	4.7%
Insurance	4.4%
U.S. Treasury Obligations	3.8%
Software	1.8%
Telecommunication Services	1.8%
Electrical	1.1%
Other	8.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136680
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short-Term Conservative Income Fund
Class Name	Institutional Class
Trading Symbol	GPPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Bloomberg Short-Term Government/Corporate Index	ICE BofAML 3-6 Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
3/17	$1,012,200	$1,007,369	$1,004,300	$1,004,400
3/18	$1,026,371	$1,018,540	$1,015,146	$1,016,453
3/19	$1,055,314	$1,043,238	$1,037,784	$1,061,990
3/20	$1,063,757	$1,071,806	$1,064,455	$1,156,826
3/21	$1,092,053	$1,078,087	$1,065,945	$1,165,039
3/22	$1,088,558	$1,075,664	$1,066,052	$1,116,690
3/23	$1,120,127	$1,098,666	$1,093,130	$1,063,312
3/24	$1,186,550	$1,155,638	$1,150,519	$1,081,388
3/25	$1,250,980	$1,216,228	$1,208,966	$1,134,160
3/26	$1,306,148	$1,266,418	$1,258,654	$1,183,496

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	4.41%	3.65%	2.71%
Bloomberg Short-Term Government/Corporate Index	4.13%	3.27%	2.39%
ICE BofAML 3-6 Month U.S. Treasury Bill Index	4.11%	3.38%	2.33%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 2,029,365,240
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 4,259,840
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,029,365,240
# of Portfolio Holdings as of Period End	200
Portfolio Turnover Rate for the Period	115%
Total Net Advisory Fees Paid for the Period	$4,259,840

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	38.6%
Short-Term Investments	23.3%
Automotive	12.2%
Diversified Financial Services	4.7%
Insurance	4.4%
U.S. Treasury Obligations	3.8%
Software	1.8%
Telecommunication Services	1.8%
Electrical	1.1%
Other	8.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000204425
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short-Term Conservative Income Fund
Class Name	Investor Class
Trading Symbol	GPPOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	Bloomberg Short-Term Government/Corporate Index	ICE BofAML 3-6 Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
8/14/18	$10,000	$10,000	$10,000	$10,000
3/19	$10,168	$10,163	$10,149	$10,428
3/20	$10,240	$10,442	$10,410	$11,359
3/21	$10,503	$10,503	$10,424	$11,440
3/22	$10,461	$10,479	$10,425	$10,965
3/23	$10,746	$10,703	$10,690	$10,441
3/24	$11,386	$11,258	$11,251	$10,618
3/25	$11,983	$11,849	$11,823	$11,137
3/26	$12,514	$12,337	$12,309	$11,621

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception
Investor Shares (Commenced August 14, 2018)	4.43%	3.56%	2.98%
Bloomberg Short-Term Government/Corporate Index	4.13%	3.27%	2.79%
ICE BofAML 3-6 Month U.S. Treasury Bill Index	4.11%	3.38%	2.76%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.99%

Performance Inception Date	Aug. 14, 2018
AssetsNet	$ 2,029,365,240
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 4,259,840
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,029,365,240
# of Portfolio Holdings as of Period End	200
Portfolio Turnover Rate for the Period	115%
Total Net Advisory Fees Paid for the Period	$4,259,840

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	38.6%
Short-Term Investments	23.3%
Automotive	12.2%
Diversified Financial Services	4.7%
Insurance	4.4%
U.S. Treasury Obligations	3.8%
Software	1.8%
Telecommunication Services	1.8%
Electrical	1.1%
Other	8.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090150
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Bond Fund
Class Name	Class A
Trading Symbol	GSZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$104	1.01%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,625	$10,000	$10,000	$10,000
3/17	$10,091	$10,484	$10,036	$10,044
3/18	$10,004	$10,394	$10,147	$10,165
3/19	$10,050	$10,442	$10,363	$10,620
3/20	$9,482	$9,852	$10,596	$11,568
3/21	$10,916	$11,341	$10,608	$11,650
3/22	$10,794	$11,214	$10,615	$11,167
3/23	$10,971	$11,398	$10,881	$10,633
3/24	$11,883	$12,346	$11,451	$10,814
3/25	$12,712	$13,207	$12,020	$11,342
3/26	$13,488	$14,014	$12,500	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	6.11%	4.32%	3.43%
Class A including sales charges	2.09%	3.52%	3.03%
ICE BofAML Three-Month U.S. Treasury Bill Index	3.99%	3.34%	2.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 1,675,953,498
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 7,265,376
InvestmentCompanyPortfolioTurnover	1898.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,675,953,498
# of Portfolio Holdings as of Period End	745
Portfolio Turnover Rate for the Period	1,898%
Total Net Advisory Fees Paid for the Period	$7,265,376

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	32.1%
Collateralized Loan Obligations	17.9%
U.S. Treasury Obligations	17.0%
Commercial Mortgage-Backed Securities	12.1%
Short-Term Investments	9.9%
Collateralized Mortgage Obligations	6.1%
Sovereign Debt Obligations	4.5%
Oil Field Services	2.1%
Pipelines	1.8%
Other	22.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, the Fund’s Investment Adviser agreed to reduce the “Other Expenses” limitation for the Fund from 0.054% to 0.014%. The agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Material Fund Change Expenses [Text Block]

Effective July 29, 2025, the Fund’s Investment Adviser agreed to reduce the “Other Expenses” limitation for the Fund from 0.054% to 0.014%. The agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090151
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Bond Fund
Class Name	Class C
Trading Symbol	GSZCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$181	1.76%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class C (including sales charges)	Class C (excluding sales charges)	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,900	$10,000	$10,000	$10,000
3/17	$10,321	$10,425	$10,036	$10,044
3/18	$10,156	$10,258	$10,147	$10,165
3/19	$10,114	$10,216	$10,363	$10,620
3/20	$9,478	$9,574	$10,596	$11,568
3/21	$10,827	$10,937	$10,608	$11,650
3/22	$10,630	$10,738	$10,615	$11,167
3/23	$10,716	$10,825	$10,881	$10,633
3/24	$11,522	$11,639	$11,451	$10,814
3/25	$12,226	$12,350	$12,020	$11,342
3/26	$12,881	$13,011	$12,500	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C	5.35%	3.53%	2.67%
Class C including sales charges	4.31%	3.53%	2.67%
ICE BofAML Three-Month U.S. Treasury Bill Index	3.99%	3.34%	2.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 1,675,953,498
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 7,265,376
InvestmentCompanyPortfolioTurnover	1898.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,675,953,498
# of Portfolio Holdings as of Period End	745
Portfolio Turnover Rate for the Period	1,898%
Total Net Advisory Fees Paid for the Period	$7,265,376

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	32.1%
Collateralized Loan Obligations	17.9%
U.S. Treasury Obligations	17.0%
Commercial Mortgage-Backed Securities	12.1%
Short-Term Investments	9.9%
Collateralized Mortgage Obligations	6.1%
Sovereign Debt Obligations	4.5%
Oil Field Services	2.1%
Pipelines	1.8%
Other	22.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, the Fund’s Investment Adviser agreed to reduce the “Other Expenses” limitation for the Fund from 0.054% to 0.014%. The agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Material Fund Change Expenses [Text Block]

Effective July 29, 2025, the Fund’s Investment Adviser agreed to reduce the “Other Expenses” limitation for the Fund from 0.054% to 0.014%. The agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202044
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Bond Fund
Class Name	Class P
Trading Symbol	GSOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$9,988	$10,203	$10,538
3/20	$9,457	$10,433	$11,479
3/21	$10,925	$10,445	$11,561
3/22	$10,848	$10,451	$11,081
3/23	$11,051	$10,714	$10,551
3/24	$12,012	$11,275	$10,730
3/25	$12,894	$11,835	$11,254
3/26	$13,715	$12,308	$11,744

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	6.37%	4.65%	4.05%
ICE BofAML Three-Month U.S. Treasury Bill Index	3.99%	3.34%	2.65%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 1,675,953,498
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 7,265,376
InvestmentCompanyPortfolioTurnover	1898.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,675,953,498
# of Portfolio Holdings as of Period End	745
Portfolio Turnover Rate for the Period	1,898%
Total Net Advisory Fees Paid for the Period	$7,265,376

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	32.1%
Collateralized Loan Obligations	17.9%
U.S. Treasury Obligations	17.0%
Commercial Mortgage-Backed Securities	12.1%
Short-Term Investments	9.9%
Collateralized Mortgage Obligations	6.1%
Sovereign Debt Obligations	4.5%
Oil Field Services	2.1%
Pipelines	1.8%
Other	22.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2025, the Fund’s Investment Adviser agreed to reduce the “Other Expenses” limitation for the Fund from 0.054% to 0.014%. The agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Material Fund Change Expenses [Text Block]

Effective July 29, 2025, the Fund’s Investment Adviser agreed to reduce the “Other Expenses” limitation for the Fund from 0.054% to 0.014%. The agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090154
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Bond Fund
Class Name	Class R
Trading Symbol	GSZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$130	1.26%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,471	$10,036	$10,044
3/18	$10,354	$10,147	$10,165
3/19	$10,364	$10,363	$10,620
3/20	$9,753	$10,596	$11,568
3/21	$11,214	$10,608	$11,650
3/22	$11,062	$10,615	$11,167
3/23	$11,204	$10,881	$10,633
3/24	$12,109	$11,451	$10,814
3/25	$12,909	$12,020	$11,342
3/26	$13,666	$12,500	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R	5.86%	4.03%	3.17%
ICE BofAML Three-Month U.S. Treasury Bill Index	3.99%	3.34%	2.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 1,675,953,498
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 7,265,376
InvestmentCompanyPortfolioTurnover	1898.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,675,953,498
# of Portfolio Holdings as of Period End	745
Portfolio Turnover Rate for the Period	1,898%
Total Net Advisory Fees Paid for the Period	$7,265,376

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	32.1%
Collateralized Loan Obligations	17.9%
U.S. Treasury Obligations	17.0%
Commercial Mortgage-Backed Securities	12.1%
Short-Term Investments	9.9%
Collateralized Mortgage Obligations	6.1%
Sovereign Debt Obligations	4.5%
Oil Field Services	2.1%
Pipelines	1.8%
Other	22.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, the Fund’s Investment Adviser agreed to reduce the “Other Expenses” limitation for the Fund from 0.054% to 0.014%. The agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Material Fund Change Expenses [Text Block]

Effective July 29, 2025, the Fund’s Investment Adviser agreed to reduce the “Other Expenses” limitation for the Fund from 0.054% to 0.014%. The agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161295
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Bond Fund
Class Name	Class R6
Trading Symbol	GSZUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,521	$10,036	$10,044
3/18	$10,470	$10,147	$10,165
3/19	$10,544	$10,363	$10,620
3/20	$9,983	$10,596	$11,568
3/21	$11,531	$10,608	$11,650
3/22	$11,449	$10,615	$11,167
3/23	$11,663	$10,881	$10,633
3/24	$12,677	$11,451	$10,814
3/25	$13,606	$12,020	$11,342
3/26	$14,487	$12,500	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	6.47%	4.67%	3.77%
ICE BofAML Three-Month U.S. Treasury Bill Index	3.99%	3.34%	2.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 1,675,953,498
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 7,265,376
InvestmentCompanyPortfolioTurnover	1898.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,675,953,498
# of Portfolio Holdings as of Period End	745
Portfolio Turnover Rate for the Period	1,898%
Total Net Advisory Fees Paid for the Period	$7,265,376

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	32.1%
Collateralized Loan Obligations	17.9%
U.S. Treasury Obligations	17.0%
Commercial Mortgage-Backed Securities	12.1%
Short-Term Investments	9.9%
Collateralized Mortgage Obligations	6.1%
Sovereign Debt Obligations	4.5%
Oil Field Services	2.1%
Pipelines	1.8%
Other	22.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2025, the Fund’s Investment Adviser agreed to reduce the “Other Expenses” limitation for the Fund from 0.054% to 0.014%. The agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Material Fund Change Expenses [Text Block]

Effective July 29, 2025, the Fund’s Investment Adviser agreed to reduce the “Other Expenses” limitation for the Fund from 0.054% to 0.014%. The agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090152
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Bond Fund
Class Name	Institutional Class
Trading Symbol	GSZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000	$1,000,000
3/17	$1,051,900	$1,003,600	$1,004,400
3/18	$1,046,746	$1,014,740	$1,016,453
3/19	$1,054,178	$1,036,252	$1,061,990
3/20	$997,990	$1,059,568	$1,156,826
3/21	$1,153,876	$1,060,840	$1,165,039
3/22	$1,144,299	$1,061,476	$1,116,690
3/23	$1,166,841	$1,088,119	$1,063,312
3/24	$1,268,007	$1,145,137	$1,081,388
3/25	$1,360,698	$1,202,050	$1,134,160
3/26	$1,448,463	$1,250,012	$1,183,496

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	6.45%	4.65%	3.77%
ICE BofAML Three-Month U.S. Treasury Bill Index	3.99%	3.34%	2.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 1,675,953,498
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 7,265,376
InvestmentCompanyPortfolioTurnover	1898.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,675,953,498
# of Portfolio Holdings as of Period End	745
Portfolio Turnover Rate for the Period	1,898%
Total Net Advisory Fees Paid for the Period	$7,265,376

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	32.1%
Collateralized Loan Obligations	17.9%
U.S. Treasury Obligations	17.0%
Commercial Mortgage-Backed Securities	12.1%
Short-Term Investments	9.9%
Collateralized Mortgage Obligations	6.1%
Sovereign Debt Obligations	4.5%
Oil Field Services	2.1%
Pipelines	1.8%
Other	22.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2025, the Fund’s Investment Adviser agreed to reduce the “Other Expenses” limitation for the Fund from 0.054% to 0.014%. The agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Material Fund Change Expenses [Text Block]

Effective July 29, 2025, the Fund’s Investment Adviser agreed to reduce the “Other Expenses” limitation for the Fund from 0.054% to 0.014%. The agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090153
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Bond Fund
Class Name	Investor Class
Trading Symbol	GZIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,510	$10,036	$10,044
3/18	$10,451	$10,147	$10,165
3/19	$10,515	$10,363	$10,620
3/20	$9,945	$10,596	$11,568
3/21	$11,488	$10,608	$11,650
3/22	$11,385	$10,615	$11,167
3/23	$11,588	$10,881	$10,633
3/24	$12,597	$11,451	$10,814
3/25	$13,494	$12,020	$11,342
3/26	$14,355	$12,500	$11,835

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	6.38%	4.55%	3.68%
ICE BofAML Three-Month U.S. Treasury Bill Index	3.99%	3.34%	2.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 1,675,953,498
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 7,265,376
InvestmentCompanyPortfolioTurnover	1898.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,675,953,498
# of Portfolio Holdings as of Period End	745
Portfolio Turnover Rate for the Period	1,898%
Total Net Advisory Fees Paid for the Period	$7,265,376

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Federal Agencies	32.1%
Collateralized Loan Obligations	17.9%
U.S. Treasury Obligations	17.0%
Commercial Mortgage-Backed Securities	12.1%
Short-Term Investments	9.9%
Collateralized Mortgage Obligations	6.1%
Sovereign Debt Obligations	4.5%
Oil Field Services	2.1%
Pipelines	1.8%
Other	22.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, the Fund’s Investment Adviser agreed to reduce the “Other Expenses” limitation for the Fund from 0.054% to 0.014%. The agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Material Fund Change Expenses [Text Block]

Effective July 29, 2025, the Fund’s Investment Adviser agreed to reduce the “Other Expenses” limitation for the Fund from 0.054% to 0.014%. The agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

[1]	Based on the period February 20, 2026 (commencement of operations) through March 31, 2026. Expenses would have been higher if the share class had been in existence for the full reporting period.
[2]	Annualized.
[3]	Based on the period February 20, 2026 (commencement of operations) through March 31, 2026. Expenses would have been higher if the share class had been in existence for the full reporting period.
[4]	Annualized.